N-2 - USD ($)				12 Months Ended
		Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2023 [2]	Dec. 31, 2022 [2]	Dec. 31, 2021 [2]	Dec. 31, 2020	[3]
Cover [Abstract]
Entity Central Index Key		0001818416
Amendment Flag		false
Document Type		424B3
Entity Registrant Name		First Eagle Credit Opportunities Fund
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]	Shareholder Transaction Expenses:

Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)(1)

    2.50%     2.50 %     None

Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)(2)

    1.50%     1.50 %     None

Repurchase Fee(3)

		None None None(1) The Fund continuously offers its Common Shares through the Distributor, as principal underwriter, on a best efforts basis. Class A Shares, Class A-2 Shares and Class I Shares will be sold on a continuous basis at the Fund’s then current NAV per share, plus for Class A Shares and Class A-2 Shares only, a maximum front-end sales commission of 2.50%. While neither the Fund nor the Distributor impose a front-end sales commission on Class I Shares, if you buy Class I Shares through certain financial firms, they may directly charge you transaction or other fees in such amount as they may determine. Please consult your financial firm for additional information. (2) Investors that purchase $250,000 or more of the Fund’s Class A Shares and/or Class A-2 Shares will not pay any initial sales charge on the purchase. However, unless eligible for a waiver, purchases of $250,000 or more of Class A Shares or Class A-2 Shares will be subject to an early withdrawal charge of 1.50% if the shares are repurchased during the first 12 months after their purchase. See “Early Withdrawal Charges—Class A Shares and Class A-2 Shares”. (3) The Fund does not currently charge a repurchase fee. However, in the future the Fund may charge a repurchase fee of up to 2.00%.
Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]	Annual Fund Operating Expenses (as a percentage of average net assets attributable to the Common Shares):

Management Fee(4)

    1.40%     1.40%     1.40%

Distribution and/or Service (12b-1) Fees

    0.25%     0.75 %     None

Interest Payments on Borrowed Funds(5)

    1.26%     1.26%     1.26%

Other Expenses(6)

    0.60%     0.32%     0.60%

Acquired Funds Fees and Expenses

    0.01%     0.01%     0.01%

Total Annual Fund Operating Expenses

    3.52%     3.74%     3.27%

Fee Waiver and/or Expense Reimbursement(7)

    0%     0%     0%

Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement

    3.52%     3.74%     3.27%(4)  The Management Fee paid by the Fund is calculated at the annual rate of 1.25% of the average daily value of the Fund’s Managed Assets which includes assets purchased with borrowed money. The table above assumes that the Fund borrows money for investment purposes at an average amount of 10.59% of its Managed Assets, which is the percentage of the Fund’s average borrowings to average Managed Assets for the fiscal year ended December 31, 2024. The Management Fee in the table is greater than 1.25% since it is computed as a percentage of the Fund’s net assets for presentation therein. “Managed Assets” means the total assets of the Fund (including any assets attributable to borrowings for investment purposes) minus the sum of the Fund’s accrued liabilities (other than liabilities representing borrowings for investment purposes).  (5)  Interest Payments on Borrowed Funds are estimated based on average borrowings and interest rates for the fiscal year ended December 31, 2024. For the fiscal year ended December 31, 2024, average borrowings represented approximately 10.59% of the Fund’s average Managed Assets and the Fund bears expenses relating to such borrowings at an annual effective interest rate of 10.67% (plus applicable fees the Fund incurs in connection with its credit facility).

(6)

Other expenses include, but are not limited to, accounting, legal and auditing fees of the Fund, as well as fees payable to the Trustees who are not interested persons of the Fund (as defined in the 1940 Act) (“Independent Trustees”).

(7)

The Adviser has contractually undertaken to waive and/or reimburse certain fees and expenses of the Fund so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) of the Class A, Class A-2 and Class I shareholders are limited to 2.25%, 2.75% and 2.00%, respectively, of average net assets. This undertaking lasts until April 30, 2026 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed to repay the Adviser for fees and expenses waived or reimbursed for the respective class provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed either: (1) 2.25%, 2.75% and 2.00% of the class’ average net assets, respectively; or (2) if applicable, the then-current expense limitations. Any such repayment must be made within three years after the date in which the Fund incurred the fee and/or expense.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]

Example

The following example illustrates the expenses (including any applicable sales charge) that you would pay on a $1,000 investment in the Common Shares. The example also assumes the average annual return is 5% and operating expenses remain the same (except that the fee waiver is taken into account only for the one-year expense example).(1)

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$60	$130	$203	$395
Class A-2 Shares	$62	$136	$213	$413
Class I Shares	$33	$101	$171	$357

(1)

The example above should not be considered a representation of future expenses and actual expenses may be greater or less than those shown. The example assumes that the estimated Interest Payments on Borrowed Funds and Other Expenses set forth in the Annual Fund Operating Expenses table are accurate, that the Total Annual Fund Operating Expenses (as described above) remain the same for all time periods shown and that all dividends and distributions are reinvested at NAV. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% annual return shown in the example. Class I Shares are offered for investment through certain financial firms that charge their customers transaction or other fees with respect to their customers’ investments in the Fund and such fees are not reflected in the example.

Purpose of Fee Table , Note [Text Block]		The following table illustrates the aggregate fees and expenses (based on average net assets) that the Fund expects to incur and that shareholders can expect to bear directly or indirectly.
Basis of Transaction Fees, Note [Text Block]		as a percentage of public offering price
Other Transaction Fees Basis, Note [Text Block]		as a percentage of the lesser of your purchase or redemption price
Financial Highlights [Abstract]
Senior Securities [Table Text Block]

	December 31, 2024**	December 31, 2023***	December 31, 2022***	December 31, 2021***	December 31, 2020
Asset coverage ratio for credit agreement(2)	1,463%	675%	511%	530%	N/A(1)
Asset coverage per $1,000 for credit agreement(2)	$14,626	$6,748	$5,111	$5,304	N/A(1)
Amount of loan outstanding	$62,800,000	$119,000,000	$110,000,000	$43,902,654	N/A(1)

Senior Securities Amount		$ 62,800,000	[1]	$ 62,800,000	[1]	$ 119,000,000	$ 110,000,000	$ 43,902,654
Senior Securities Coverage per Unit	[4]	$ 14,626	[1]	$ 14,626	[1]	$ 6,748	$ 5,111	$ 5,304
Preferred Stock Liquidating Preference	[4]	$ 1,463	[1]	$ 1,463	[1]	$ 675	$ 511	$ 530
Senior Securities, Note [Text Block]

Information about the Fund’s senior securities, which are the amount of borrowings under the Credit Facilities, is shown as of the dates indicated in the below table.

	December 31, 2024**	December 31, 2023***	December 31, 2022***	December 31, 2021***	December 31, 2020
Asset coverage ratio for credit agreement(2)	1,463%	675%	511%	530%	N/A(1)
Asset coverage per $1,000 for credit agreement(2)	$14,626	$6,748	$5,111	$5,304	N/A(1)
Amount of loan outstanding	$62,800,000	$119,000,000	$110,000,000	$43,902,654	N/A(1)

(1)	No leveraged amount as of December 31, 2020

(2)

The asset coverage ratio is calculated as our consolidated total assets, less all liabilities and indebtedness not represented by senior securities, divided by total senior securities representing indebtedness. The asset coverage ratio is multiplied by $1,000 to determine the “Asset coverage per $1,000 for credit agreement.”

**	Financial statements are shown on a consolidated basis and include the balances of the First Eagle Credit Opportunities Fund SPV, LLC and First Eagle Credit Opportunities Fund BSL SPV I, LLC.

***	Financial statements are shown on a consolidated basis and include the balances of the First Eagle Credit Opportunities Fund SPV, LLC.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

The Fund’s Investment Objective and Strategies

Investment Objective

The Fund’s primary investment objective is to provide current income, with a secondary objective of providing long-term risk-adjusted returns. The Fund seeks to achieve its investment objective by investing in a portfolio of credit asset classes. Risk-adjusted returns are generally understood to frame investments in the context of the level of risk that is associated with a particular investment. There can be no assurance that the Fund will achieve its investment objective.

Investment Strategies

The Fund seeks to provide current income and long-term risk-adjusted returns. Risk-adjusted returns are generally understood to frame investments in the context of the level of risk that is associated with a particular investment.

The Fund will invest, under normal market conditions, at least 80% of its Managed Assets (as defined in this prospectus) in a credit portfolio of below investment grade credit assets including syndicated bank loans, middle market “club” loans (senior secured loans in middle market companies funded by an arranged group of lenders that generally do not involve syndication), direct lending (consisting of first lien loans, including unitranche loans), asset-based loans, and high-yield bonds (commonly referred to as “junk” bonds). First lien loans are senior secured loans. Unitranche loans are loans that combine both senior and mezzanine debt, generally in a first lien position. The Fund expects, under normal circumstances, to employ a flexible investment strategy that capitalizes on current and future income and relative value opportunities in credit markets that may lead to outperformance compared to traditional fixed income opportunities. The Subadviser identifies relative value opportunities by assessing an investment based on the risk reward relationship along with the interaction between a variety of differentiating factors: income, maturity, seniority, structure, collateral, liquidity, geopolitical and other relevant factors. The Subadviser generally considers ESG factors in its investment process alongside its existing fundamental research process. The Subadviser believes that consideration of ESG factors is an effective risk management tool, allowing the Subadviser to identify certain investment risks that may not be apparent absent consideration of ESG factors. ESG factors would not be a sole determining factor in any investment decisions for the Fund. The Subadviser’s ESG analysis is limited by the availability of information regarding potential or existing investments. The Subadviser, from time to time, is unable to analyze ESG factors for all investments. To the extent consistent with the applicable liquidity requirements for interval funds under Rule 23c-3 of the 1940 Act, the Fund may invest without limit in illiquid investments. Most of the credit instruments in which the Fund invests will be rated below investment grade by rating agencies or, if unrated, are judged by the Subadviser (defined below) to be of comparable quality. The Fund generally may invest up to 10% of its total assets in shares of other investment companies, including ETFs, closed-end funds and BDCs, to the extent that these investments are consistent with the Fund’s investment objective, strategies and policies and permissible under the 1940 Act or any applicable exemption therefrom. “Managed Assets” means the total assets of the Fund (including any assets attributable to borrowings for investment purposes) minus the sum of the Fund’s accrued liabilities (other than liabilities representing borrowings for investment purposes).

The Fund will invest primarily in senior-secured assets (as measured against the Managed Assets), which the Adviser and the Subadviser believe will provide attractive downside protection compared to other high-yield fixed income investments.

Flexible Credit Investing Strategy

The Subadviser will employ a flexible investment strategy utilizing its long-standing and comprehensive investment process. The Subadviser constructs and manages a portfolio of credit assets with significant latitude to invest where it sees opportunities and reduce exposure to areas where it sees less value or heightened downside risks. The Subadviser makes investment decisions based on its assessment of the issuer’s credit characteristics, industry and sector outlooks, and forecasts for the global economy, interest rates, and markets in general. This approach is intended to achieve attractive income and risk-adjusted returns through multiple market cycles.

Relative Value Focus

An additional driver of the Fund’s investment strategy will be a relative value focus. The Fund seeks to identify opportunities and market dislocations that may lead to outperformance relative to traditional fixed income opportunities.

Catalysts that may lead to opportunities and market dislocations include, but are not limited to, corporate transactional events (e.g., leveraged buyouts, mergers and acquisitions), market inefficiencies, increased corporate liquidity needs, and increased market liquidity needs.

Independent Credit Analysis, Active Approach to Monitoring and Investing, Managed by an Experienced Team

The Subadviser uses a time-tested investment process leveraging the collective experience of a long-standing senior investment team across multiple credit cycles. The Fund’s portfolio management team will utilize its independent credit analysis in an attempt to minimize credit risk and to identify issuers, industries and sectors that they believe are undervalued or offer potentially attractive yields relative to the Subadviser’s assessment of their creditworthiness. The team’s quantitative and qualitative credit analysis is led by James Fellows, CFA, Michelle Handy, Robert Hickey, Brian Murphy, Steven Krull, CFA and Larry Holzenthaler who each have extensive experience investing in credit markets. The approach is a collaborative, consistent approach leveraging multiple perspectives. Team management of the Fund is paramount. The process benefits from a long-standing senior investment team, experience over multiple credit cycles, and consistency of credit analysts, portfolio managers, and traders.

Access to FEAC Deal Flow

The Fund intends to benefit from the scale, infrastructure, and demonstrated investment expertise of the FEAC platform. This includes a proprietary deal pipeline and access to broad opportunities in the public, private, new-issue, and secondary credit markets. The Fund will seek out the most attractive investment ideas sourced through the platform’s multi-billion-dollar credit platform to achieve its investment objective. As such, the portfolio management team will have the flexibility to invest where they see opportunities in a variety of credit instruments with varying yield and risk profiles in order to achieve its investment objective.

Differentiated Investment Opportunity to the Retail Investor Base

Many retail-oriented investment products do not offer access to credit products such as middle market “club” loans, asset-based loans, and direct lending. In many cases, investment products offering these exposures typically have higher investment minimums and are traditionally offered exclusively to institutional investors, therefore the Fund offers a differentiated investment opportunity to retail investors.

Portfolio Composition

The Fund’s portfolio will primarily consist of some combination of the following types of investments:

Syndicated Loans. Syndicated loans are typically underwritten and syndicated by large commercial and investment banks. These loans may be recently originated by such banks pursuant to the originating bank’s, or lead arranger’s, underwriting standards applicable to corporate borrowers at the time of issuance. The Fund may purchase syndicated loans either in the primary market in connection with their syndication or in the secondary market. In most cases, syndicated loans will be secured by specific collateral of the issuer. In general, most of the syndicated loans purchased by the Fund will be current on principal and interest payments at the time of purchase. However, the Fund can purchase syndicated loans that are not current on principal and are likely to default. In addition, syndicated loans held by the Fund may at times cease being current on principal and interest payments.

Middle Market “Club” Loans. Middle market “club” loans are loans made to upper middle market companies that may not have access to traditional capital markets. Middle market “club” loans are distinct from customary direct lending loans described herein in that they are generally more liquid, often rated by a third party and funded by more than one lender, often a “club” of unaffiliated lenders. Middle market “club” loans in the Fund will consist of first lien senior secured loans.

Direct Lending. The Subadviser intends to originate sponsor-backed, first lien senior secured directly originated loans (including “unitranche” loans, which are loans that combine both senior and mezzanine debt, generally in a first lien position) of middle-market U.S. companies. Direct lending middle market loans are generally illiquid, unrated and funded by one affiliated lender group.

Asset-Based Loans. The Subadviser intends to originate and selectively purchase asset based loans that are secured by collateral consisting of inventory, accounts receivable, machinery/equipment, real estate, intellectual property/brands and/or other assets owned by the borrower(s) where by the underlying loan will be underwritten by the value of the collateral. These loans are highly structured and typically include frequent monitoring including but not limited to financial and collateral reporting. The term loans are provided to both private and public borrowers with varying ownership structures.

High-Yield Bonds. The Fund may invest in high-yield bonds, which are securities rated below “Baa3” by Moody’s, lower than “BBB-” by S&P and/or lower than “BBB-” by Fitch Ratings and unrated debt securities and other types of credit instruments of similar quality, commonly referred to as “junk bonds.” Such securities are predominately speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. The ratings of Moody’s, S&P and Fitch Ratings represent their opinion as to the credit quality of the securities they undertake to rate. It should be emphasized, however, the ratings are relative and subjective and, although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market price risk of these securities. In seeking to achieve its investment objective, the Fund depends on credit analysis to identify investment opportunities.

Subadviser’s Investment Process

Each investment strategy (i.e. direct lending, tradable credit, asset-based lending) employs its own distinct investment process tailored to their respective asset class. All portfolio investments undergo intensive screening, due diligence, and credit analyses focused on principal preservation and long-term value creation in market leading businesses. This ensures integrity of process and is intended to maximize “best ideas” capture. With respect to any potential co-investment transactions with affiliates that would be done in reliance on applicable exemptive relief from the SEC, the Subadviser will make investment and allocation recommendations to the Adviser and the Adviser will have the ultimate authority to accept or reject such recommendations. See “Potential Conflicts of Interest Risk—Allocation of Investment Opportunities” below for more information.

The Subadviser utilizes an ESG policy based on guidelines that are predominantly consistent with the United Nations-backed Principles of Responsible Investment as part of its credit analysis process. The Subadviser generally considers ESG factors in the course of its due diligence, credit research, security selection, portfolio oversight and risk management to the extent reasonably practical under the circumstances. In addition to traditional credit investment criteria, FEAC’s due diligence process generally includes an assessment of a potential investment’s ESG factors and such assessment may be considered through the underwriting and due diligence process. When material ESG issues are identified, they are included in discussions with the applicable investment committee. The Subadviser undertakes reasonable efforts to monitor any material issues identified in the pre-investment phase. In cases where material ESG-related risks and opportunities are being monitored on current investments, FEAC will endeavor to document, for internal use, the issue, progress and internal next steps, as applicable. The Subadviser’s ESG analysis is limited by the availability of information regarding potential or existing investments. The Subadviser, from time to time, is unable to analyze ESG factors for all investments.

Please see “Investment Objective and Policies” in the Statement of Additional Information for additional information regarding the investments of the Fund and their related risks.

Risk Factors [Table Text Block]

Principal Risks of the Fund

Investing in the Fund’s Common Shares involves a number of significant risks. Before you invest in the Fund’s Common Shares, you should be aware of various risks, including those described below. The risks set out below are not the only risks the Fund will face. Additional risks and uncertainties not presently known to the Fund or not presently deemed material by the Fund may also impair the Fund’s operations and performance. If any of the following events occur, the Fund’s business, financial condition, results of operations and cash flows could be materially and adversely affected. In such case, the Fund’s NAV could decline, and you may lose all or part of your investment. The risk factors described below are the principal risk factors associated with an investment in the Fund as well as those factors generally associated with an investment company with investment objectives, investment policies, capital structure or trading markets similar to the Fund.

Investment Risk

An investment in the Fund’s Common Shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Common Shares represents an indirect investment in the investments and other financial assets owned by the Fund. The value of the Fund’s investments will generally fluctuate with, among other things, changes in prevailing interest rates, tax rates, counterparty risk, general economic conditions, the condition of certain financial markets, developments or trends in any particular industry and the financial condition of the issuer. The Fund anticipates using leverage, which would magnify the Fund’s investment, market and certain other risks. See “Principal Risks of the Fund—Leverage Risk.” During periods of limited liquidity and higher price volatility, the Fund’s ability to dispose of investments at a price and time that the Adviser and/or Subadviser deems advantageous may be impaired. Lower-quality debt securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities often fluctuates in response to company, political, or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. Lower-quality debt securities can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. The default rate for lower-quality debt securities is likely to be higher during economic recessions or periods of high interest rates. In addition, the Adviser’s and the Subadviser’s responses to these market movements may not be successful. The Common Shares at any point in time may be worth less than the original cost, even after taking into account any reinvestment of dividends and distributions.

Market Risk

The Fund is subject to market risk. Market risk includes unexpected directional price movements, deviations from historical pricing relationships, changes in the regulatory environment, changes in market volatility, panicked or forced selling of assets and contraction of available credit or other financing sources. The success of the Fund’s activities may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws and national and international political circumstances. Although globally and among developed countries there has been a relatively stable political environment for decades, there is no guarantee that such stability will be maintained in the future. International policies, relationships and trade agreements, which have generally been perceived as stable or evolving, appear to be much more in flux. Adjustments in major trade relationships have already been met by retaliatory measures from other countries and could cause potential escalation in protectionist behavior leading to a drag on growth prospects as trade and investment and productivity growth are reinforcing and linked. Other drivers of geopolitical, economic and market risk may also come from, among other things, increased political tension on the domestic and international stages, substantial slowdown and outright recessions in certain markets, pressure on oil prices, rising corporate leverage, continuous abnormally low global interest rates, structural stresses in the European Union, international terrorist activity and armed conflict and risk of armed conflict in the Middle East, East Asia and elsewhere. Similarly, environmental and public health risks, such as natural disasters or pandemics, or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. Additionally, economic or other sanctions imposed on the United States by a foreign country, or imposed on a foreign country or issuer by the United States, could impair a Fund’s ability to buy, sell, hold, receive, deliver, or otherwise transact in certain investment securities. Sanctions could also affect the value and/or liquidity of a foreign security. Geopolitical and other risks, including environmental and public health, may also add to instability in world economies and markets generally.

Recent market conditions and events, including increases in interest rates, wars and armed conflicts and actions taken by governments in response, may exacerbate volatility. Any of these developments, or the perception that any of these developments are likely to occur or worsen, could have a material adverse effect on economic growth or business activity, result in the relocation of businesses, cause business interruptions, lead to economic recession or depression, and impact the stability of financial markets or financial institutions and the financial and monetary system. The Fund may be affected by these developments in ways that are not foreseeable, and there is a possibility that such developments could have a significant adverse effect on the Fund and its ability to achieve its investment objective. Rapid changes in prices or liquidity, which often are not anticipated and can relate to events not connected to particular investments, may limit the ability of the Fund to dispose of its assets at the price or time of its choosing and can result in losses. Changes in prices may be temporary or may last for extended periods.

Market turmoil may negatively affect the Fund’s performance. Such factors may affect the level and volatility of security prices and liquidity of a Fund’s investments. Credit markets may become illiquid, credit spreads may widen and the equity markets may lose substantial value. Such market conditions may cause the Fund to suffer substantial losses and/or implement measures that adversely affect the Fund. Changes in the value of securities may be temporary or may last for extended periods.

Asset Allocation Risk

The Fund’s investment performance depends upon how its assets are allocated and reallocated. A principal risk of investing in the Fund is that the Adviser or the Subadviser may make less than optimal or poor asset allocation decisions. The Adviser and the Subadviser employ an active approach to allocation across multiple credit sectors, but there is no guarantee that such allocation techniques will produce the desired results. It is possible that the Adviser or the Subadviser will focus on an investment that performs poorly or underperforms other investments under various market conditions. You could lose money on your investment in the Fund as a result of these allocation decisions.

Debt Securities Risk

The value of debt securities may decline for a number of reasons that directly relate to the borrower, such as the borrower’s financial strength, management performance, financial leverage and reduced demand for the borrower’s goods and services, as well as the historical and prospective earnings of the issuer and the value of its assets. A change in the financial condition of a single issuer of debt securities may affect securities markets as a whole. These risks can apply to the Common Shares issued by the Fund and to the issuers of securities and other instruments in which the Fund invests.

Repurchase Offers Risk

As described under “Periodic Repurchase Offers” above, the Fund is an Interval Fund and, in order to provide liquidity to shareholders, the Fund, subject to applicable law, conducts quarterly repurchase offers of the Fund’s outstanding Common Shares at NAV, subject to approval of the Board of Trustees. In all cases such repurchases will be for at least 5% and not more than 25% of its outstanding Common Shares at NAV, pursuant to Rule 23c-3 under the 1940 Act. The Fund currently expects to conduct quarterly repurchase offers for 5% of its outstanding Common Shares under ordinary circumstances. The Fund believes that these repurchase offers are generally beneficial to the Fund’s shareholders, and repurchases generally will be funded from available cash or sales of portfolio securities.

However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. The Fund may accumulate cash by holding back (i.e., not reinvesting)

payments received in connection with the Fund’s investments. The Fund believes that payments received in connection with the Fund’s investments will generate sufficient cash to meet the maximum potential amount of the Fund’s repurchase obligations. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments, which may accelerate the realization of taxable income and cause the Fund to make taxable distributions to Common Shareholders earlier than the Fund otherwise would have. In addition, non-redeeming Common Shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. If, as expected, the Fund employs investment leverage, repurchases of Common Shares would compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect Common Shareholders who do not tender their Common Shares by increasing the Fund’s expenses and reducing any net investment income.

If a repurchase offer is oversubscribed, the Fund may determine to increase the amount repurchased by up to 2% of the Fund’s outstanding shares as of the date of the Repurchase Request Deadline. In the event that the Fund determines not to repurchase more than the repurchase offer amount, or if shareholders tender more than the repurchase offer amount plus 2% of the Fund’s outstanding shares as of the date of the Repurchase Request Deadline, the Fund will repurchase the Common Shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Some shareholders, in anticipation of proration, may tender more Common Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. The NAV of the Fund’s Common Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV for tendered Common Shares is determined. In addition, the repurchase of Common Shares by the Fund will be a taxable event to Common Shareholders, potentially even to those Common Shareholders that do not participate in the repurchase. For a discussion of these tax consequences, please see “Tax Matters” and “Taxation” in the Statement of Additional Information.

Large Shareholder Risk

To the extent a large proportion of Common Shares are held by a small number of Common Shareholders, including affiliates of the Adviser and the Subadviser, the Fund is subject to the risk that these Common Shareholders will seek to sell Common Shares in large amounts rapidly in connection with repurchase offers. These transactions could adversely affect the ability of the Fund to conduct its investment program. This can make ordinary portfolio management and rebalancing decisions more complicated to implement, can result in the Fund’s current expenses being allocated over a smaller asset base, which generally results in an increase in the Fund’s expense ratio, and can accelerate the realization of taxable income and cause the Fund to make taxable distributions to shareholders earlier than the Fund otherwise would have. In addition, non-redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. The impact of these transactions is likely to be greater in highly volatile markets or less liquid markets or for smaller or newer Funds or when a significant investor purchases, redeems or owns a substantial portion of the Fund’s shares. Furthermore, it is possible that in response to a repurchase offer, the total amount of Common Shares tendered by a small number of Common Shareholders may exceed the number of Common Shares that the Fund has offered to repurchase. If a repurchase offer is oversubscribed by Common Shareholders, the Fund will repurchase only a pro rata portion of shares tendered by each Common Shareholder. However, the Fund may determine to increase the repurchase offer by up to 2% of the Fund’s outstanding Common Shares as of the date of the Repurchase Request Deadline. If the Fund only repurchases a pro rata portion of shares tendered in connection with an oversubscribed repurchase offer, Common Shareholders unaffiliated with the Adviser and the Subadviser will not be given priority over Common Shareholders that are affiliates of the Adviser and the Subadviser, whose holdings in the Fund may be significant and may have the effect of diluting third party Common Shareholders with respect to any repurchase offer. See “Principal Risks of the Fund—Repurchase Offers Risk.”

Management Risk

The Fund does not have internal management capacity or employees. The Fund depends on the diligence, skill and network of business contacts of the senior investment professionals of the Adviser and the Subadviser to achieve the Fund’s investment objective. The Fund expects that the Adviser, with the assistance of the Subadviser, will evaluate, negotiate, structure, close and monitor the Fund’s investments in accordance with the terms of the Management Agreement and Subadvisory Agreement, as applicable. The Fund can offer no assurance, however, that the senior investment professionals of the Adviser and/or Subadviser will continue to provide investment advice to the Fund. The loss of senior investment professionals of the Adviser and/or Subadviser and their affiliates would limit the Fund’s ability to achieve its investment objective and operate as the Fund anticipates. This could have a material adverse effect on the Fund’s financial condition, results of operations and cash flows.

Interest Rate Risk

General interest rate fluctuations may have a substantial negative impact on the Fund’s investments and investment opportunities, and, accordingly, may have a material adverse effect on the Fund’s investment objective and rate of return on investment capital. A portion of the Fund’s income will depend upon the difference between the rate at which it borrows funds and the interest rate on the debt securities in which it invests. Because the Fund will borrow money to make investments and may issue debt securities, preferred stock or other securities, the Fund’s net investment income is dependent upon the difference between the rate at which the Fund borrows funds or pays interest or dividends on such debt securities, preferred stock or other securities and the rate at which the Fund invests these funds. Typically, the Fund anticipates that its interest earning investments will accrue and pay interest at both variable and fixed rates, and that its interest-bearing liabilities will accrue interest at variable and fixed rates. The benchmarks used to determine the floating rates earned on the Fund’s interest earning investments are SOFR and CDOR, with maturities that range between one and twelve months and alternate base rate, or ABR, (commonly based on the Prime Rate or the Federal Funds Rate), with no fixed maturity date. As a result, there can be no assurance that a significant change in market interest rates as it relates to investments and/or its underlying leverage will not have a material adverse effect on the Fund’s net investment income. The Fund uses a combination of equity and long-term and short-term borrowings to finance its investment activities.

During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns. During periods of decreasing or prolonged low interest rates, financial markets in which the Fund invests could be negatively affected by, for example, increased volatility, reduced value and liquidity of the Fund’s investments, and perceptions of broader economic decline. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates. A significant increase in market interest rates could harm the Fund’s ability to originate new loans and investments.

The Fund expects that a majority of its investments in debt will continue to be at floating rates with a floor. However, in the event that the Fund makes investments in debt at variable rates, a significant increase in market interest rates could also result in an increase in the Fund’s non-performing assets and a decrease in the value of the Fund’s portfolio because the Fund’s floating-rate loan borrowers may be unable to meet higher payment obligations. In periods of rising interest rates, the Fund’s cost of funds would increase, resulting in a decrease in the Fund’s net investment income. In addition, a decrease in interest rates may reduce net income, because new investments may be made at lower rates despite the increased demand for the Fund’s capital that the decrease in interest rates may produce. The Subadviser may, but is not required to, hedge against the risk of adverse movement in interest rates in the Fund’s short-term and long-term borrowings relative to the Fund’s portfolio of assets. If the Subadviser engages in hedging activities on behalf of the Fund, it may limit the Fund’s ability to participate in the benefits of lower interest rates with respect to the hedged portfolio. Adverse developments resulting from changes in interest rates or hedging transactions could have a material adverse effect on the Fund’s business, financial condition, and results of operations. Adverse developments resulting from changes in interest rates or hedging transactions could have a material adverse effect on the Fund’s business, financial condition, and results of operations.

Credit Risk

Investment in private and middle market companies is highly speculative and involves a high degree of risk of credit loss, and therefore the Fund’s securities may not be suitable for someone with a low tolerance for risk. These risks are likely to increase during an economic recession. Additionally, issuers of the syndicated loans and other types of credit instruments in which the Fund may invest may default on their obligations to pay principal or interest when due. This nonpayment would result in a reduction of income to the Fund, a reduction in the value of such syndicated loans or credit instruments experiencing nonpayment and, potentially, a decrease in the NAV of the Fund. With respect to the Fund’s investments in syndicated loans and debt securities that are secured, there can be no assurance that liquidation of collateral would satisfy the issuer’s obligation in the event of nonpayment of scheduled interest or principal or that such collateral could be readily liquidated. In the event of bankruptcy of an issuer, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing syndicated loans or credit instruments. To the extent that the credit rating assigned to a security in the Fund’s portfolio is downgraded, the market price and liquidity of such security may be adversely affected. To the extent the Fund invests in high-yield securities and other types of credit instruments, it will be exposed to a greater amount of credit risk than if it invested solely in investment grade debt securities and other types of credit instruments.

Below Investment Grade Rating Risk

Most of the credit instruments in which the Fund invests, including its investments in syndicated bank loans, middle market “club” loans (senior secured loans in middle market companies funded by an arranged group of lenders that generally do not involve syndication), direct lending (consisting of first lien loans, including unitranche loans), asset-based loans, and high-yield bonds, will be rated below investment grade by rating agencies or, if unrated, are judged by the Subadviser (defined below) to be of comparable quality. Below investment grade investments are often referred to as “high-yield” or “junk” securities. Below investment grade syndicated bank loans, high-yield bonds and other similar instruments are rated “Ba1” or lower by Moody’s, “BB+” or lower by S&P and/or “BB+” or lower by Fitch or, if unrated, are judged by the Subadviser to be of comparable credit quality. The direct lending and asset-based loans in which the Subadviser invests typically are not rated by any rating agency, but the Subadviser believes that if such investments were rated, they would be below investment grade (rated lower than “Baa3” by Moody’s, lower than “BBB-” by S&P and/or lower than “BBB-” by Fitch Ratings).

While generally providing greater income and opportunity for gain, below investment grade securities or comparable unrated securities may be subject to greater risks than securities or instruments that have higher credit ratings, including a higher risk of default. The credit rating of a high-yield bond and/or syndicated bank loan that is rated below investment grade does not necessarily address its market value risk, and ratings may from time to time change, positively or negatively, to reflect developments regarding the issuer’s financial condition. Below investment grade high-yield bonds and syndicated bank loans and similar instruments often are considered to be speculative with respect to the capacity of the borrower to timely repay principal and pay interest or dividends in accordance with the terms of the obligation and may have more credit risk than higher rated securities. Lower grade securities and similar debt instruments may be particularly susceptible to economic downturns. It is likely that a prolonged or deepening economic recession could adversely affect the ability of some borrowers issuing such high-yield bonds, syndicated bank loans and similar debt instruments to repay principal and pay interest on the instrument, increase the incidence of default and severely disrupt the market value of the securities and similar debt instruments.

The secondary market for below investment grade high-yield bonds and syndicated bank loans and similar instruments may be less liquid than that for higher rated instruments. Because unrated securities may not have an active trading market or may be difficult to value, the Fund might have difficulty selling them promptly at an acceptable price. To the extent that the Fund invests in unrated securities, the Fund’s ability to achieve its investment objective will be more dependent on the Subadviser’s credit analysis than would be the case when the Fund invests in rated securities.

Under normal market conditions, the Fund will invest in syndicated bank loans, middle market “club” loans, and high-yield bonds, and may invest in other debt instruments, rated in the lower rating categories (“Caa1” or lower by Moody’s, “CCC+” or lower by S&P or “CCC+” or lower by Fitch) or unrated and of comparable quality. For these securities, the risks associated with below investment grade instruments are more pronounced. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to an investment, the Fund may lose its entire investment or may be required to accept cash or securities with a value substantially less than its original investment.

In evaluating the credit quality of a particular security, whether rated or unrated, the Subadviser will normally take into consideration a number of factors including, but not limited to, the financial resources of the issuer, the underlying source of funds for debt service on a security, the issuer’s sensitivity to economic conditions and trends, any operating history of the facility financed by the obligation, the degree of community support for the financed facility, the capabilities of the issuer’s management, and regulatory factors affecting the issuer or the particular facility.

A reduction in the rating of a security after the Fund buys it will not require the Fund to dispose of the security. However, the Subadviser will evaluate such downgraded securities to determine whether to keep them in the Fund’s portfolio.

Bank Loan Risk

The Fund intends to invest in bank loans. These investments potentially expose the Fund to the credit risk of the underlying borrower, and in certain cases, of the financial institution. The Fund’s ability to receive payments in connection with the loan depends primarily on the financial condition of the borrower. Even investments in secured loans present risk, as there is no assurance that the collateral securing the loan will be sufficient to satisfy the loan obligation. The market for bank loans may be illiquid and the Fund may have difficulty selling them. In addition, bank loans often have contractual restrictions on resale, which can delay the sale and adversely impact the sale price. In some instances, other accounts managed by the Adviser, the Subadviser or an affiliate may hold other securities issued by borrowers whose loans may be held in the Fund’s portfolio. If the credit quality of the issuer deteriorates, the Adviser or the Subadviser may owe conflicting fiduciary duties to the Fund and other client accounts. At times, the Fund may decline to receive non-public information relating to loans, which could disadvantage the Fund relative to other investors. Alternatively, the Adviser or the Subadviser may come into possession of material, non-public information about the issuers of loans that may be held in the Fund’s portfolio. The Adviser or the Subadviser’s ability to trade in these loans for the account of the Fund could be limited by its possession of such information. Limitations on the Adviser or the Subadviser’s ability to trade could have an adverse effect on the Fund by preventing the Fund from selling a loan that is experiencing a material decline in value.

“Covenant-lite” Obligations

The Fund may invest in, or obtain exposure to, obligations that may be “covenant-lite,” which means such obligations lack, or possess fewer, financial covenants that protect lenders. Covenant-lite agreements feature incurrence covenants, as opposed to the more restrictive maintenance covenants. Under a maintenance covenant, the borrower would need to meet regular, specific financial tests, while under an incurrence covenant, the borrower only would be required to comply with the financial tests at the time it takes certain actions (e.g., issuing additional debt, paying a dividend, making an acquisition). A covenant-lite obligation contains fewer maintenance covenants than other obligations, or no maintenance covenants, and may not include terms that allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached.

Unitranche Loans Risk

The Fund may invest in unitranche secured loans, which are a combination of senior secured and junior secured debt in the same facility. Because unitranche secured loans combine characteristics of senior and junior financing, unitranche secured loans have risks similar to the risks associated with senior secured and second lien loans and junior debt in varying degrees according to the combination of loan characteristics of the unitranche secured loan.

Subordinated Loans Risk

Subordinated loans generally are subject to similar risks as those associated with investments in senior loans except that such loans are subordinated in payment and/or lower in lien priority to first lien holders. In the event of default on a subordinated loan, the first priority lien holder has first claim to the underlying collateral of the loan. Subordinated loans are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior unsecured or senior secured obligations of the borrower. This risk is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. Subordinated loans generally have greater price volatility than senior loans and may be less liquid.

Second Lien Loan and Unsecured Loans Risk

Second lien loans and unsecured loans generally are subject to the same risks associated with investments in senior loans, as discussed above. Because second lien loans and unsecured loans are lower in priority of payment to senior loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. This risk is generally higher for unsecured loans, which are not backed by a security interest in any specific collateral. Second lien loans and unsecured loans are expected to have greater price volatility than senior loans and may be less liquid.

The debt securities in which the Fund may invest may be subordinated to substantial amounts of senior debt. Such subordinated investments may be characterized by greater credit risks than those associated with the senior obligations of the same issuer. These subordinated investments may not be protected by financial covenants, such as limitations upon additional indebtedness, that may apply to certain types of senior secured debt instruments. Holders of junior debt generally are not entitled to receive full payments in bankruptcy or liquidation until senior creditors are paid in full. In addition, the remedies available to holders of junior debt are normally limited by restrictions benefitting senior creditors. In the event any issuer cannot generate adequate cash flow to meet senior debt service, the Fund may suffer a partial or total loss of capital invested.

Loans and Assignments Risk

The Fund may acquire loans through assignments of interests in such loans. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to such debt obligation. However, the purchaser’s rights can be more restricted than those of the assigning institution, and the Fund may not be able to unilaterally enforce all rights and remedies under an assigned debt obligation and with regard to any associated collateral.

Direct Lending, Asset-Based and Middle Market “Club” Loan Risk

Investment in private and middle market companies involves a number of significant risks. Generally, little public information exists about these companies, and the Fund is required to rely on the ability of the Subadviser’s investment professionals to obtain adequate information to evaluate the potential returns from investing in these companies. If the Subadviser is unable to uncover all material information about these companies, it may not be able to make a fully informed investment decision, and the Fund may lose money on its investments. Private and middle market companies may have limited financial resources and may be unable to meet their obligations under their debt securities that the Fund holds, which may be accompanied by a deterioration in the value of any collateral and a reduction in the likelihood of the Fund realizing any guarantees it may have obtained in connection with its investment. In addition, they typically have shorter operating histories, narrower product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions and market conditions, as well as general economic downturns.

Additionally, middle market companies are more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on such companies and, in turn, on the Fund. Middle market companies also generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position. In addition, the Fund’s executive officers, directors and the Adviser and/or Subadviser may, in the ordinary course of business, be named as defendants in litigation arising from the Fund’s investments.

Privacy and Data Security Laws

Many jurisdictions have laws and regulations relating to data privacy, cyber security and protection of personal information, including GDPR in the European Union that went into effect in May 2018 and the CCPA that took effect in January 2020 and provides for enhanced consumer protections for California residents, a private right of action for data breaches and statutory fines for data breaches or other CCPA violations. If the Fund or the Adviser and/or Subadviser fail to comply with the relevant laws and regulations, it could result in regulatory investigations and penalties, which could lead to negative publicity and may cause investors and clients to lose confidence in the effectiveness of the Fund’s security measures.

Liquidity Risk

The Fund intends to invest in illiquid investments. An illiquid investment is a security or other investment that cannot be sold or disposed of within seven days or less in current market conditions without the sale or disposition significantly changing the market value of the investment. Illiquid investments often can be resold only in privately negotiated transactions with a limited number of purchasers or in a public offering registered under the 1933 Act. Considerable delay could be encountered in either event and, unless otherwise contractually provided, the Fund’s proceeds upon sale may be reduced by the costs of registration or underwriting discounts. The difficulties and delays associated with such transactions could result in the Fund’s inability to realize a favorable price upon disposition of illiquid investments, and at times might make disposition of such securities impossible. In addition, the Fund may be unable to sell other illiquid investments when it desires to do so, resulting in the Fund obtaining a lower price or being required to retain the investment. Illiquid investments generally must be valued at fair value, which is inherently less precise than utilizing market value for liquid investments, and may lead to differences between the price at which a security is valued for determining the Fund’s NAV and the price the Fund actually receives upon sale. For the period between the repurchase offer notice and the end of the repurchase period, the Fund must maintain 100% of the repurchase offer amount in liquid assets.

Investment in Other Regulated Funds

The Fund may invest in securities of other investment companies, including ETFs, closed-end funds and BDCs (collectively referred to as “regulated funds”), to the extent that these investments are consistent with the Fund’s investment objective, strategies and policies and permissible under the 1940 Act or any applicable exemption therefrom. The Fund may invest in other regulated funds to gain broad market or sector exposure, including during periods when it has large amounts of uninvested cash or when the Subadviser believes share prices of other regulated funds offer attractive values. The Fund generally may invest up to 10% of its total assets in shares of other regulated funds and up to 5% of its total assets in any one regulated fund (in each case measured at the time of investment), as long as no investment represents more than 3% of the outstanding voting stock of the acquired regulated fund at the time of investment (the “3-5-10% Limitations”). On October 7, 2020, the SEC adopted Rule 12d1-4 under the 1940 Act which, subject to certain conditions, provides an exemption to permit acquiring funds to invest in the securities of other registered investment companies in excess of the 3-5-10% Limitations.

Investment in another regulated fund may involve the payment of a premium above the value of the issuer’s portfolio securities, and is subject to market availability. In the case of a purchase of shares of such a fund in a public offering, the purchase price may include an underwriting spread. The Fund does not intend to invest in such a regulated fund unless, in the judgment of the Subadviser, the potential benefits of such investment justify the payment of any applicable premium or sales charge. As a shareholder in a regulated fund, the Fund would bear its ratable share of that regulated fund’s expenses, including its advisory and administration fees. At the same time, the Fund would continue to pay its own advisory fees and other expenses. To the extent the

Fund invests in other regulated funds, its performance will be affected by the performance of those other regulated funds.

Exchange-Traded Funds

The Fund may invest in ETFs, which are investment companies or special purpose trusts whose primary objective is to achieve the same rate of return as a particular market index or commodity while trading throughout the day on an exchange. Most ETF shares are sold initially in the primary market in creation units. A creation unit represents a bundle of securities (or other assets) that replicates, or is a representative sample of, the ETF’s holdings and that is deposited with the ETF. Once owned, the individual shares comprising each creation unit are traded on an exchange in secondary market transactions for cash. The secondary market for ETF shares allows them to be readily converted into cash, like commonly traded stocks. The combination of primary and secondary markets permits ETF shares to be traded throughout the day close to the value of the ETF’s underlying holdings. The Fund would purchase and sell individual shares of ETFs in the secondary market. These secondary market transactions require the payment of commissions.

ETF shares are subject to the same risks as regulated funds, as described above. Furthermore, there may be times when the exchange halts trading, in which case the Fund would be unable to sell ETF shares until trading is resumed. In addition, because ETFs often invest in a portfolio of common stocks and “track” a designated index, an overall decline in stocks comprising an ETF’s benchmark index could have a greater impact on the ETF and investors than might be the case in an investment company with a more widely diversified portfolio. Losses could also occur if the ETF is unable to replicate the performance of the chosen benchmark index. ETFs tracking the return of a particular commodity (e.g., gold or oil) are exposed to the volatility and other financial risks relating to commodities investments.

Other risks associated with ETFs include the possibility that: (i) an ETF’s distributions may decline if the issuers of the ETF’s portfolio securities fail to continue to pay dividends; and (ii) under certain circumstances, an ETF could be terminated. Should termination occur, the ETF could have to liquidate its portfolio when the prices for those assets are falling. In addition, inadequate or irregularly provided information about an ETF or its investments, because ETFs are passively managed, could expose investors in ETFs to unknown risks.

Valuation Risk

When market quotations are not readily available or are deemed to be unreliable, the Fund values its investments at fair value as determined in good faith pursuant to policies and procedures approved by the Board of Trustees. See “Net Asset Value.” Fair value pricing may require subjective determinations about the value of a security or other asset. As a result, there can be no assurance that fair value pricing will result in adjustments to the prices of securities or other assets, or that fair value pricing will reflect actual market value, and it is possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset.

Leverage Risk

The Fund intends to utilize leverage and has entered into the Credit Facilities (as described above in “Leverage”). There can be no assurance that the Fund’s use of leverage will be successful during any period in which it is employed. Leverage is a speculative technique that exposes the Fund to greater risk and higher costs than if it were not implemented. The Fund is permitted to obtain leverage using any form or combination of financial leverage instruments, including through funds borrowed from banks or other financial institutions, margin facilities, and the issuance of preferred shares or notes. The Fund’s total leverage, either through borrowings, preferred stock issuance, or similar transactions, may not exceed 33 1/3% of the Fund’s Managed Assets.

The use of leverage through borrowing of money or the issuance of preferred shares to purchase additional securities creates an opportunity for increased common share net investment income dividends, but also creates risks for the holders of Common Shares, including increased variability of the Fund’s net income, distributions and/or NAV in relation to market changes. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage. As a result, leverage may cause greater changes in the Fund’s NAV, which could have a material adverse impact on the Fund’s business, financial condition and results of operations. The Fund will also have to pay interest and dividends on its borrowings, which may reduce the Fund’s current income. This interest expense may be greater than the Fund’s current income on the underlying investment. The Fund’s leveraging strategy may not be successful. The use of leverage to purchase additional investments creates an opportunity for increased Common Share dividends, but also creates special risks and considerations for the Common Shareholders, including:

•	The likelihood of greater volatility of NAV, market price and dividend rate of the Common Shares than a comparable portfolio without leverage;

•

The risk that fluctuations in interest rates on borrowings and short-term debt or in the interest or dividend rates on any leverage that the Fund must pay will reduce the return to the Common Shareholders;

•

The effect of leverage in a declining market, which is likely to cause a greater decline in the NAV of the Common Shares than if the Fund were not leveraged, may result in a greater decline in the market price of the Common Shares;

•

When the Fund uses financial leverage, the investment advisory and subadvisory fees payable to the Adviser and FEAC, respectively, will be higher than if the Fund did not use leverage, including periods when the Fund is losing money, and because the fees paid will be calculated based on the Fund’s Managed Assets there may be a financial incentive to the Adviser and the Subadviser to increase the Fund’s use of leverage, which creates an inherent conflict of interests;

•	Leverage increases operating costs, which will be borne entirely by the Common Shareholders and may reduce total return; and

•

Certain types of borrowings and issuances of preferred stock by the Fund may result in the Fund being subject to covenants relating to asset coverage and Fund composition requirements. Among other things, these covenants can mean that termination of the Management Agreement or the Subadvisory Agreement, or the loss of certain key personnel, may adversely impact the terms of the Fund’s or its subsidiaries’ financing facilities or any financing facility into which the Fund or its subsidiaries may enter in the future, which could have a material adverse effect on the Fund’s business and financial condition. Covenants can also limit the ability to distribute assets or income from the Fund’s subsidiary back to the Fund. The borrowings which the Fund may incur may be, and the Credit Facilities are, secured by the Collateral.

See “Leverage” and “Use of Leverage” for more information.

ESG Investing Risk

The Subadviser generally considers ESG factors in its investment process alongside its existing fundamental research process. The Subadviser’s incorporation of ESG investment insights may affect the Fund’s exposure to certain companies or industries. The Fund’s results may be lower than other funds that do not consider ESG characteristics. Investors may differ in their views of what constitutes positive or negative ESG factors.

Focused Investment Risk

To the extent that the Fund focuses its investments in a particular industry, the NAV of the Common Shares will be more susceptible to events or factors affecting companies in that industry. These may include, but are not limited to, governmental regulation, inflation, rising interest rates, cost increases in raw materials, fuel and other operating expenses, technological innovations that may render existing products and equipment obsolete, competition from new entrants, high research and development costs, increased costs associated with compliance with environmental or other regulation and other economic, market, political or other developments specific to that industry. Also, the Fund may invest a substantial portion of its assets in companies in related sectors that may share common characteristics, are often subject to similar business risks and regulatory burdens and whose securities may react similarly to the types of events and factors described above, which will subject the Fund to greater risk. The Fund also will be subject to focused investment risk to the extent that it invests a substantial portion of its assets in a particular country or geographic region.

Confidential Information Access Risk

Principals of the Adviser, the Subadviser and their affiliates and certain of the Adviser’s and/or Subadviser’s investment professionals may have or establish relationships with companies in which the Fund invests, including serving as a director of, or in a similar capacity with, such companies. In connection with the foregoing activities, principals of the Adviser, the Subadviser and their affiliates and certain of the Adviser’s and/or Subadviser’s investment professionals may from time to time come into possession of confidential or material non-public information or be restricted from effecting transactions relating to certain issuers that would limit the ability of the Adviser and/or Subadviser to effect a transaction for the Fund (including the Fund’s ability to buy, sell or hold certain investments) and the Fund’s investments may be constrained as a consequence of the Adviser and/or Subadviser’s inability to use such information for advisory purposes or otherwise to effect transactions that otherwise may have been initiated on behalf of its clients, including the Fund.

Risk of Regulatory Changes

Legal, tax and regulatory changes could occur and may adversely affect the Fund and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. New (or revised) laws or regulations may be imposed by the CFTC, the SEC, the IRS, the U.S. Federal Reserve or other banking regulators, other governmental regulatory authorities or self-regulatory organizations that supervise the financial markets that could adversely affect the Fund. In particular, these agencies are implementing a variety of new rules pursuant to financial reform legislation in the United States. The EU Member States (and some other countries) are implementing similar requirements. The Fund also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by these governmental regulatory authorities or self-regulatory organizations.

In addition, the securities and futures markets are subject to comprehensive statutes, regulations and margin requirements. The CFTC, the SEC, the Federal Deposit Insurance Corporation, other regulators and self-regulatory organizations and exchanges are authorized under these statutes, regulations and otherwise to take extraordinary actions in the event of market emergencies. The Fund and the Adviser historically been eligible for exemptions from certain regulations. However, there is no assurance that the Fund and the Adviser will continue to be eligible for such exemptions. The CFTC and certain futures exchanges have established limits, referred to as “position limits,” on the maximum net long or net short positions which any person may hold or control in particular options and futures contracts.

Current rules related to credit risk retention requirements for asset backed securities may increase the cost to originators, securitizers and, in certain cases, asset managers of securitization vehicles in which the Fund may invest. The impact of the risk retention rules on the securitization markets is uncertain. These requirements may increase the costs to originators, securitizers, and, in certain cases, collateral managers of securitization vehicles in which the Fund may invest, which costs could be passed along to such Fund as an investor in such vehicles.

SOFR Risk

SOFR has a limited history, and the future performance of SOFR cannot be predicted based on historical performance; SOFR may also be modified or discontinued. LIBOR has been discontinued and is no longer considered a representative rate. The market in the U.S. has transitioned to SOFR-based rates as modified, in some cases, by an applicable spread adjustment. The Fund's Credit Facilities utilize a SOFR-based reference rate. There is no assurance that SOFR-based rates, as modified by an applicable spread adjustment, will be the economic equivalent of U.S. dollar LIBOR. SOFR-based rates will differ from U.S. dollar LIBOR, and the differences may be material. As a result of the LIBOR discontinuation, interest rates on financial instruments tied to LIBOR rates, as well as the revenue and expenses associated with those financial instruments, may be adversely affected. SOFR-based rates or other alternative reference rates may be an ineffective substitute for LIBOR, resulting in prolonged adverse market conditions for the Fund. The publication of SOFR began in April 2018, and, therefore, it has a very limited history. In addition, the future performance of SOFR cannot be predicted based on its limited historical performance. Future levels of SOFR may bear little or no relation to the historical actual or historical indicative data. Prior observed patterns, if any, in the behavior of market variables and their relation to SOFR, such as correlations, may change in the future. Because only limited historical data has been released by the Federal Reserve Bank of New York, as administrator of SOFR, such analysis inherently involves assumptions, estimates and approximations. The future performance of SOFR is impossible to predict and therefore no future performance of SOFR may be inferred from any of the historical actual or historical indicative data. Hypothetical or historical performance data are not indicative of, and have no bearing on, the potential performance of SOFR or any SOFR-linked investments. SOFR is a relatively new rate, and the Federal Reserve Bank of New York (or a successor) may make methodological or other changes that could change the value of SOFR, including changes related to the methods by which SOFR is calculated, eligibility criteria applicable to the transactions used to calculate SOFR, or the averages or periods used to report SOFR. If the manner in which SOFR is calculated is changed, that change may result in a reduction of the amount of interest payable on SOFR-linked investments, such as loans and notes, which may adversely affect the trading prices and marketability of such investments. The administrator of SOFR may withdraw, modify, amend, suspend or discontinue the calculation or dissemination of SOFR in its sole discretion and without notice and has no obligation to consider the interests of holders.

Tax Risk

The Fund has elected and intends to qualify as a RIC under Subchapter M of the Code. To qualify for the favorable U.S. federal income tax treatment generally accorded to RICs, the Fund must, among other things: (i) derive in each taxable year at least 90% of its gross income from certain kinds of investment income; (ii) meet certain asset diversification requirements at the end of each quarter; and (iii) distribute in each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code, but determined without regard to the deduction for dividends paid) and its net tax-exempt income. If the Fund failed to meet any of these requirements, subject to the opportunity to cure such failures under applicable provisions of the Code, the Fund would be subject to U.S. federal income tax at regular corporate rates on its taxable income (including its net capital gain), even if such income were distributed to its Common Shareholders. In addition, all distributions by the Fund out of earnings and profits (including distributions of net capital gain), would be taxed to Common Shareholders as ordinary dividend income. Such distributions generally would be eligible (i) to be treated as “qualified dividend income” in the case of individual and other non-corporate Common Shareholders and (ii) for the dividends received deduction in the case of corporate Common Shareholders. In addition, the Fund could be required to recognize unrealized gains, pay taxes and make distributions (which could be subject to interest charges), before requalifying as a RIC. See “Tax Matters.”

The tax treatment and characterization of the Fund’s distributions may vary significantly from time to time due to the nature of the Fund’s investments. In addition, the Fund’s distribution policy may, under certain circumstances, have certain adverse consequences to the Fund and Common Shareholders. As stated above, in order to maintain a more stable level of distributions than would result from paying out solely amounts based on current net investment income, the Fund may pay out more or less than all of its net investment income earned in a particular period to the extent consistent with maintaining its ability to qualify as a RIC. The Fund may be subject to tax on any undistributed investment company taxable income and net capital gains during a taxable year, with special rules applicable to undistributed net capital gains. In addition, the Fund’s distribution policy may cause the Fund to make total distributions during a taxable year in an amount that exceeds the Fund’s earnings and profits for U.S. federal income tax purposes. A distribution of an amount in excess of the Fund’s current and accumulated earnings and profits will be treated by a Common Shareholder as a return of capital, which will be applied against and reduce the Common Shareholder’s tax basis in his or her Common Shares. To the extent that the amount of any such distribution exceeds the Common Shareholder’s basis in his or her Common Shares, the excess will be treated by the Common Shareholder as gain from a sale of the Common Shares. Fund distributions in excess of the Fund’s minimum distribution requirements but not in excess of the Fund’s current and accumulated earnings and profits will not be treated as returns of capital but will be treated as dividends. See “Tax Matters.”

Phantom Income Risk

The Fund may have phantom income from its acquisition and holding of subordinated debt instruments. The tax accounting rules with respect to the timing and character of income and losses from the Fund’s acquisition and holding of subordinated debt instruments may result in adverse tax consequences. The Fund will be required to include in income accrued interest, OID and, potentially, market discount (each of which will be ordinary income), with respect to subordinated debt instruments the Fund holds, in accordance with the accrual method of accounting. Income will be required to be accrued and reported, without giving effect to delays or reductions in distributions attributable to defaults or delinquencies on the underlying loans, except to the extent it can be established that such losses are uncollectible. Accordingly, the Fund may incur a diminution in actual or projected cash flow in a given year as a result of an actual or anticipated default or delinquency, but may not be able to take a deduction for the corresponding loss until a subsequent tax year. While the Fund generally may cease to accrue interest income if it reasonably appears that the interest will be uncollectible, the IRS may take the position that OID must continue to be accrued in spite of its uncollectibility until the Fund’s investments in subordinated debt instruments are disposed of in a taxable transaction or become worthless.

Due to each of these potential differences between income recognition or expense deduction and related cash receipts or disbursements, there is a significant risk that the Fund may have substantial taxable income in excess of cash available for distribution. In that event, the Fund may need to borrow funds or take other actions to satisfy the RIC distribution requirements for the taxable year in which this “phantom income” is recognized.

Potential Conflicts of Interest Risk—Allocation of Investment Opportunities

The Adviser, the Subadviser and their affiliates may sponsor or manage investment funds, accounts or other investment vehicles with similar or overlapping investment strategies. For example, each of the Adviser and/or the Subadviser may serve as investment adviser to one or more private funds, registered closed-end funds and/or CLOs. In addition, the Fund’s officers may serve in similar capacities for one or more private funds, registered closed-end funds and/or CLOs. To the extent the Adviser, Subadviser and/or their affiliates determine that an investment is appropriate for the Fund and for one or more other funds, the Adviser, the Subadviser and/or their affiliates, as applicable, allocate investment opportunities across the entities for which such opportunities are appropriate, consistent with (a) certain restrictions under the 1940 Act and rules thereunder regarding co-investments with affiliates, (b) the requirements of the Advisers Act and (c) the Adviser and/or Subadviser’s internal conflict of interest and allocation policies. The Fund and the Adviser rely on exemptive relief from the SEC that permits the Fund to, among other things, co-invest with certain other persons, including certain affiliates of the Adviser and certain public or private funds managed by the Adviser and its affiliates, subject to certain terms and conditions.

The Adviser has established policies to ensure that the Fund will generally share equitably with other funds managed by the Adviser or Subadviser or their affiliates in investment opportunities that are suitable for the Fund and such other investment funds.

The Subadviser has established allocation policies to ensure that the Fund will generally share equitably with other credit investment funds managed by the Subadviser or its affiliates within the alternative credit platform in credit investment opportunities that are suitable for the Fund and such other investment funds.

The 1940 Act imposes significant limits on co-investment with affiliates of the Fund, and without an exemptive order the Fund generally would not be permitted to co-invest alongside its affiliates in privately negotiated transactions unless the transaction is otherwise permitted under existing regulatory guidance, such as transactions where price is the only negotiated term, and will not participate in transactions where other terms are negotiable. In situations where co-investment with other entities sponsored or managed by the Adviser, the Subadviser or their affiliates is not permitted or appropriate, such as when there is an opportunity to invest in different securities of the same issuer, the Subadviser will need to decide whether the Fund or such other entity or entities will proceed with the investment. The Subadviser will make these determinations based on its policies and procedures, which will generally require that such opportunities be offered to eligible accounts on a basis that is fair and equitable over time. This reduces the amount of transactions in which the Fund can participate and makes it more difficult for the Fund to implement its investment objective.

Conflicts of Interest Relating to Affiliates

The Advisers’ affiliation with Blackstone/Corsair and Napier requires the Advisers to manage conflicts of interest associated with dealings the Fund may have with those businesses or funds, clients or the companies in which the Fund invests. For example, should the Advisers wish to cause the Fund to execute portfolio transactions through broker dealers associated with Blackstone/Corsair, the commercial reasonableness of the brokerage compensation associated with those trades would have to be assessed. Other dealings may be more completely restricted. For example, the Fund may not be able to buy or sell property directly to or from Napier, Blackstone/Corsair or their associated accounts. There also may be limits on participation in underwritings or other securities offerings by Napier, Blackstone/Corsair or their associated funds, accounts or portfolio companies. The breadth of these affiliations at times may require the Fund to abstain from or restructure an otherwise attractive investment opportunity.

Investments in portfolio companies associated with Blackstone/Corsair may be restricted by the 1940 Act. To the extent such investments are permitted and the Fund invests in such a portfolio company (a portfolio company generally referring to a company owned by private equity funds managed by Blackstone/Corsair), conflicts of interest may arise from the presence of Blackstone/Corsair representatives on the company board or the payment of compensation by the company to Blackstone/Corsair or an affiliate. Moreover, the Advisers could have an incentive to allocate the Fund’s assets to such a portfolio company since affiliates of the Advisers have a direct or indirect financial interest in its success. There also may be instances where Blackstone/Corsair could be involved in bankruptcy proceedings of current investments or of issuers in which the Fund would otherwise invest, with potentially divergent interests as between the Fund and Blackstone/Corsair. The Fund may be forced to sell or hold existing investments (possibly at disadvantageous times or under disadvantageous conditions) as a result of various relationships that Blackstone/Corsair may have or transactions or investments Blackstone/Corsair and their affiliates may make or have made. The inability to transact in any security, derivative or loan held by the Fund could result in significant losses or lost opportunity costs to the Fund.

Distribution Risk

The Fund intends to make monthly distributions. In order to maintain a more stable level of distributions than would result from paying out solely amounts based on current net investment income, the Fund may pay out more or less than all of its net investment income earned in a particular period to the extent consistent with maintaining its ability to qualify as a RIC. While the Fund generally intends to maintain a stable level of distributions, the distributions might not be made in equal amounts and one month’s distribution may be larger than another. Additionally, the Fund will make a distribution only if authorized by the Board and declared by the Fund out of assets legally available for these distributions. Undistributed income will be reflected in the Fund’s net asset value and, correspondingly, distributions of the Fund’s income will reduce the Fund’s net asset value. This distribution policy may, under certain circumstances, have certain adverse consequences to the Fund and Common Shareholders. The Fund may be subject to tax on any undistributed investment company taxable income and net capital gains during a taxable year, with special rules applicable to undistributed net capital gains. In addition, the Fund’s distribution policy may cause the Fund to make total distributions during a taxable year in an amount that exceeds the Fund’s earnings and profits for U.S. federal income tax purposes. A distribution of an amount in excess of the Fund’s current and accumulated earnings and profits will be treated by a Common Shareholder as a return of capital, which will be applied against and reduce the Common Shareholder’s tax basis in his or her Common Shares. To the extent that the amount of any such distribution exceeds the Common Shareholder’s basis in his or her Common Shares, the excess will be treated by the Common Shareholder as gain from a sale of the Common Shares. Fund distributions in excess of the Fund’s minimum distribution requirements but not in excess of the Fund’s current and accumulated earnings and profits will not be treated as returns of capital but will be treated as dividends. Return of capital distributions are returns of investors’ own investments and should not be considered the dividend yield or total return of an investment in the Fund. Shareholders who receive the payment of a distribution consisting of a return of capital may be under the impression that they are receiving net profits when they are not. While the Fund generally expects distributions to consist of net profits, shareholders should not assume that this will be the case in all instances.

The Fund’s distributions over time may be affected by numerous factors, including but not limited to changes in its current distribution policy and the estimates and inputs that inform that policy, changes in realized and projected market returns, fluctuations in market interest rates, Fund performance, expense support from the Adviser (as described in the next paragraph), and other factors. The Fund cannot assure you that it will achieve investment results that will allow the Fund to make a specified level of cash distributions or periodically increase its distribution rate. The Fund’s distribution policy may be changed at any time by the Board.

Subject to the possibility of return of capital distributions and other adjustments or relevant factors (including the expense support currently being paid by the Adviser), the monthly distributions that Common Shareholders are expected to receive from the Fund will be derived from the Fund’s dividends and interest income after payment of Fund expenses. The Fund’s distributions may result from fee and expense waivers and/or reimbursements from the Adviser, which are subject to potential repayment by the Fund. Common

Shareholders should understand that any such distributions are not based solely on the Fund’s investment performance, and can only be sustained if the Fund achieves positive investment performance in future periods and/or the Adviser continues to make expense reimbursements. Common Shareholders also should understand that the Fund’s future repayments of these amounts to the Adviser, which would be owed if the Fund’s regular expenses fall below levels specified in the Fund’s expense limitation agreement with the Adviser, will reduce the distributions that a Common Shareholder would otherwise receive.

Zero-Coupon Bond Risk

Among the debt securities in which the Fund may invest are zero coupon securities. Zero coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at a discount from their face amount or par value, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The market prices of zero coupon securities generally are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than do other types of debt securities having similar maturities and credit quality. Original issue discount earned on zero coupon securities must be included in the Fund’s income. Thus, to continue to qualify for tax treatment as a RIC and to avoid a certain excise tax on undistributed income, the Fund may be required to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. These distributions must be made from the Fund’s cash assets or, if necessary, from the proceeds of sales of portfolio securities. The Fund will not be able to purchase additional income-producing securities with cash used to make such distributions, and its current income ultimately could be reduced as a result.

Cyber Security Risk

The occurrence of a disaster such as a cyber-attack, a natural catastrophe, an industrial accident, a terrorist attack or war, events unanticipated in the disaster recovery systems of the Fund, Adviser and Subadviser, or a support failure from external providers, could have an adverse effect on the Fund’s ability to conduct business and on its results of operations and financial condition, particularly if those events affect the Fund, the Adviser and/or the Subadviser’s computer-based data processing, transmission, storage, and retrieval systems or destroy data. If the Adviser and/or the Subadviser were unavailable in the event of a disaster, the Fund’s ability to effectively conduct its business could be severely compromised.

The Fund, Adviser and Subadviser depend heavily upon computer systems to perform necessary business functions. Despite implementation of a variety of security measures, the computer systems of the Fund, Adviser and/or Subadviser could be subject to cyber-attacks and unauthorized access, such as physical and electronic break-ins, “phishing” attempts or unauthorized tampering. Like other companies, the Fund, Adviser and Subadviser may experience threats to their data and systems, including malware and computer virus attacks, impersonation of authorized users, unauthorized access, system failures and disruptions. The Fund does not control the cyber security plans and systems put in place by third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund, the Adviser, the Subadviser, Common Shareholders and/or a company in which the Fund invests, each of which would be negatively impacted. If one or more of these events occurs, it could potentially jeopardize the confidential, proprietary and other information processed and stored in, and transmitted through, the computer systems and networks of the Fund, Adviser or Subadviser, or otherwise cause interruptions or malfunctions in the Fund’s operations, which could result in damage to the Fund’s reputation, financial losses, litigation, increased costs, regulatory penalties and/or customer dissatisfaction or loss.

Non-Diversification Risk

The Fund is classified as “non-diversified” under the 1940 Act. As a result, it can invest a greater portion of its assets in obligations of a single issuer than a “diversified” fund. The Fund may therefore be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political or regulatory occurrence. The Fund has elected and intends to qualify as a RIC under Subchapter M of the Code, and thus intends to satisfy the diversification requirements of Subchapter M (which are less stringent than the diversification requirements of the 1940 Act), including its diversification requirements that apply to the percentage of the Fund’s total assets that are represented by cash and cash items (including receivables), U.S. government securities, the securities of other RICs and certain other securities.

Financial Market Illiquidity Risk

The failure of major financial institutions, namely banks, or sustained financial market illiquidity, could adversely affect the businesses and results of operations of the Fund and/or the companies in which the Fund invests. The failure of certain financial institutions, namely banks, may increase the possibility of financial market illiquidity, including, but not limited to, illiquidity at additional banks, clearing firms, cash management and/or custodial financial institutions. The failure of any financial institution with which the Fund and/or the companies in which the Fund invests have a commercial relationship could adversely affect, among other things, the ability of the Fund and/or such companies to pursue key strategic initiatives, borrow on favorable terms, pay obligations in a timely manner, consummate transactions, and operate as usual, which could have adverse effects on the Fund and its investments. Because the Fund’s direct origination platform generally focuses on mature companies backed by well-funded large sponsors (e.g., private equity firms), if the sponsor of a company in which the Fund invests has a commercial relationship with a financial institution that has failed or is otherwise distressed, such company may experience issues receiving financial support from a sponsor to support its operations or consummate transactions, to the detriment of their business, financial condition and/or results of operations. In addition, such financial institution failure(s) or distress could affect, in certain circumstances, the ability of both affiliated and unaffiliated co-lenders, including syndicate financial institutions or other fund vehicles, to undertake and/or execute co-investment transactions with the Fund, which in turn may result in fewer co-investment opportunities. The ability of the Fund and the companies in which the Fund invests to diversify commercial relationships among multiple financial institutions may be limited by certain contractual arrangements, including liens placed on the respective assets in connection with financing and/or other restrictions on the institutions with which the assets must be held.

Extended Settlement Time Risk

The Fund’s investments in loans could be subject to extended settlement times, which would increase the Fund’s risk of loss. Transactions involving loans may have significantly longer settlement periods (e.g., longer than seven (7) days) than certain other liquid investments. The sale proceeds related to the sale of the Fund’s loans may not be available to make additional investments within the desired timeframe or to meet the Fund’s liquidity needs in connection with the Fund’s share repurchase program until potentially a substantial period after the sale of the loans.

Equitable Subordination Risk

The Fund’s loans could be subject to equitable subordination by a court, which would increase the Fund’s risk of loss with respect to such loans. Courts may apply the doctrine of equitable subordination to subordinate the claim or lien of a lender against a borrower to claims or liens of other creditors of the borrower, when the lender or its affiliates is found to have engaged in unfair, inequitable, or fraudulent conduct. The courts have also applied the doctrine of equitable subordination when a lender or its affiliates is found to have exerted inappropriate control over the borrower, including control resulting from the ownership of equity interests in the borrower.

Payments on one or more of the Fund’s loans may be subject to claims of equitable subordination. If the Fund was deemed to have the ability to control or otherwise exercises influence over the business and affairs of a borrower resulting in economic hardship to other creditors of such company, this control or influence may constitute grounds for equitable subordination and a court may treat one or more of the Fund’s loans as if they were unsecured or common equity in such borrower. In that case, if the borrower were to liquidate, the Fund would be entitled to repayment of the Fund’s loans on a pro-rata basis with other unsecured debt or on an equal basis with other holders of the borrower’s common equity only after all of its obligations relating to its debt and preferred securities had been satisfied.

Investment Opportunities Sourcing Risk

The Fund may have difficulty sourcing investment opportunities. The Fund cannot guarantee that it will be able to identify an adequate number of suitable investment opportunities to deploy all investments successfully. Privately-negotiated investments in loans and illiquid securities of middle market companies require substantial due diligence and structuring, and there is no assurance that the Fund will achieve its anticipated investment pace. As a result, investors will be unable to evaluate any future investments prior to purchasing the Fund’s shares, and will have no input in subsequent investment decisions made by the Advisers. These factors increase the uncertainty, and thus the risk, of investing in the Fund’s shares.

Deployment of Capital Risk

The Fund faces risks associated with the deployment of capital. In light of the Fund’s continuous offering and the need to rapidly deploy significant capital to capitalize on potential investment opportunities, if the Fund has difficulty identifying investments on attractive terms, there could be a delay between receiving net proceeds from the sale of Fund shares and investing such net proceeds. The Fund’s proportion of privately negotiated investments may be lower than expected. The Fund may from time to time hold cash pending deployment into investments or operate below its targeted leverage level, which cash or leverage shortfall may be significant, particularly at times when the Fund is receiving high amounts of offering proceeds or when there are few attractive investment opportunities. Such cash may be held in an account for the benefit of the Fund’s shareholders that may be invested in money market accounts or other similar temporary investments, each of which are subject to management fees.

In the event the Fund is unable to find suitable investments, such cash may be maintained for longer periods which would be dilutive to overall investment returns. This could cause a substantial delay for investors’ investment to realize full potential return and could adversely affect the Fund’s ability to distribute cash flow from operations. It is not anticipated that such temporary investment of cash pending deployment into investments will generate significant interest, and investors should be aware that such low interest payments on temporarily invested cash may adversely affect overall returns. In the event the Fund fails to timely invest the net proceeds of sales of shares or does not deploy sufficient capital to achieve its targeted leverage, the Fund’s results of operations and financial condition may be adversely affected.

Regulatory Filing Risk

Certain investors may be subject to the filing requirements of certain federal securities laws. Ownership information for any person who beneficially owns 5% or more of the Fund’s Common Shares will have to be disclosed in a filing with the SEC. Beneficial ownership for these purposes is determined in accordance with the rules of the SEC and includes having voting or investment power over the securities. In some circumstances, the Fund’s shareholders who choose to reinvest their dividends may see their percentage stake in the Fund increased to more than 5%, thus triggering this filing requirement. Each shareholder is responsible for determining their filing obligations and preparing the filings. In addition, the shareholders who hold more than 10% of a class of the Common Shares may be subject to certain federal securities laws which recapture for the benefit of the Fund profits from the purchase and sale of registered stock (and securities convertible or exchangeable into such registered stock) within a six-month period.

Additional Risks of the Fund

Distressed Debt, Litigation, Bankruptcy and Other Proceedings Risk

The Fund may invest in debt securities and other obligations of companies that are experiencing significant financial or business distress, including companies involved in bankruptcy or other reorganization and liquidation proceedings. Although such investments may result in significant returns for the Fund, they involve a substantial degree of risk. The level of analytical sophistication, both financial and legal, necessary for successful investment in distressed assets is unusually high. There is no assurance that the Subadviser will correctly evaluate the value of the assets collateralizing the Fund’s investments or the prospects for a successful reorganization or similar action in respect of any company. Troubled company investments and other distressed asset-based investments require active monitoring.

Companies involved in significant restructuring tend to involve increased litigation risk, including for investors in these companies. This risk may be greater in the event the Fund takes a large position or is otherwise prominently involved. The expense of defending against (or asserting) claims and paying any amounts pursuant to settlements or judgments would be borne by the Fund (directly if it were directly involved or indirectly in the case of claims by or against an underlying company or settlements or judgments paid by an underlying company).

Investments in distressed securities involve a material risk that the issuer will default on the obligations or enter bankruptcy. In an event of default or bankruptcy, the obligations may be repaid only after lengthy workout proceedings, may result in only partial payment of the obligations, and, in some cases, there is a risk of loss by the Fund of its entire investment in such securities. The Fund may not be able to pay distributions or may have to reduce distribution levels if the income and/or dividends the Fund receives from its investments decline.

A bankruptcy filing by an issuer may adversely and permanently affect the market position and operations of the issuer. Many factors of the bankruptcy process, including court decisions, the size and priority of other claims, and the duration and costs of the bankruptcy process, are beyond the control of the Fund and can adversely affect the Fund’s return on investment. For example, a court could invalidate or subordinate a debt obligation of, or reclaim amounts paid by a debtor to, the Fund. To the extent that any such payments are recaptured from the Fund the resulting loss will be borne by the Fund and its investors. The Subadviser, on behalf of the Fund, may also participate on committees formed by creditors to negotiate with debtors with respect to restructuring issues. There can be no assurance that the Subadviser’s participation would yield favorable results for the Fund, and such participation may subject the Fund to additional duties, liabilities and trading restrictions in a particular investment. The Fund may not be able to pay distributions or may have to reduce distribution levels if the income and/or dividends the Fund receives from its investments declines.

Certain fixed-income instruments invested in by the Fund could be subject to U.S. federal, state or non-U.S. bankruptcy laws or fraudulent transfer or conveyance laws, if such securities were issued with the intent of hindering, delaying or defrauding creditors or, in certain circumstances, if the issuer receives less than reasonably equivalent value or fair consideration in return for issuing such securities. If a court were to find that the issuance of the securities was a fraudulent transfer or conveyance, the court could void the payment obligations under the securities, further subordinate the securities to other existing and future indebtedness of the issuer or require the Fund to repay any amounts received by it with respect to the securities. In the event of a finding that a fraudulent transfer or conveyance occurred, the Fund may not receive any payment on the securities. If the Fund or the Subadviser is found to have interfered with the affairs of a company in which the Fund holds a debt investment, to the detriment of other creditors or Common Shareholders of such company, the Fund may be held liable for damages to injured parties or a bankruptcy court. While the Fund will attempt to avoid taking the types of action that would lead to such liability, there can be no assurance that such claims will not be asserted or that the Fund will be able to successfully defend against them. Moreover, such debt may be disallowed or subordinated to the claims of other creditors or treated as equity. Where the Fund or the Subadviser has representatives on the board of a company in which the Fund holds debt investments, such involvement may also prevent the Fund from freely disposing of its debt investments and may subject the Fund to additional liability or result in re-characterization of its debt investments as equity.

Foreign Loan Originations Risk

A portion of the Fund’s investments may be in securities of foreign companies. Investing in foreign companies may expose the Fund to additional risks not typically associated with investing in U.S. companies. These risks include changes in exchange control regulations, political and social instability, expropriation, imposition of foreign taxes, less liquid markets and less available information than is generally the case in the United States, higher transaction costs, less government supervision of exchanges, brokers and issuers, less developed bankruptcy laws, difficulty in enforcing contractual obligations, lack of uniform accounting and auditing standards and greater price volatility. These risks many be more pronounced for companies located or operating primarily in emerging markets, whose economies, markets and legal systems may be less developed.

Reinvestment Risk

Income from the Fund’s portfolio will decline if and when the Fund invests the proceeds from matured, traded or called debt obligations at market interest rates that are below the portfolio’s current earnings rate. For instance, during periods of declining interest rates, an issuer of debt obligations may exercise an option to redeem securities prior to maturity, forcing the Fund to invest in lower-yielding securities. The Fund also may choose to sell higher yielding portfolio securities and to purchase lower yielding securities to achieve greater portfolio diversification, because the portfolio managers believe the current holdings are overvalued or for other investment-related reasons. A decline in income received by the Fund from its investments is likely to have a negative effect on dividend levels, NAV and/or overall return of the Common Shares.

Convertible Securities Risk

Convertible securities have characteristics of both equity and debt securities and, as a result, are exposed to certain additional risks that are typically associated with debt. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, the convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price is greater than the convertible security’s “conversion price.” The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. However, convertible securities fall below debt obligations of the same issuer in order of preference or priority in the event of a liquidation and are typically unrated or rated lower than such debt obligations.

Inflation/Deflation Risk

Inflation risk is the risk that the value of assets or income from investment will be worth less in the future, as inflation decreases the value of money. As inflation increases, the real value of the Common Shares and distributions on those shares can decline. In addition, during any periods of rising inflation, interest rates on any borrowings by the Fund may increase, which would tend to further reduce returns to the holders of Common Shares. Deflation risk is the risk that prices throughout the economy decline over time, which may have an adverse effect on the market valuation of companies, their assets and revenues. In addition, deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio.

Payment-In-Kind Securities

The Fund may invest in payment-in-kind (“PIK”) securities. PIK securities pay all or a portion of their interest in the form of additional debt or equity securities. Because such securities do not pay current cash income, the price of these securities can be volatile when interest rates fluctuate. While these securities do not pay current cash income, federal income tax law requires the holders of PIK securities to include in income each year the portion of the original issue discount (or deemed discount) and other non-cash income on such securities accrued during that year. In order to continue to qualify for treatment as a RIC under the Code, and avoid a certain excise tax, the Fund may be required to distribute a portion of such discount and non-cash income and may be required to dispose of other portfolio securities, which may occur in periods of adverse market prices, in order to generate cash to meet these distribution requirements.

Portfolio Turnover Risk

The Fund may engage in short-term trading strategies, as part of its cash management strategy in connection with inflows and repurchase offers, and securities may be sold without regard to the length of time held when, in the opinion of the Subadviser, investment considerations warrant such action. These policies may have the effect of increasing the annual rate of portfolio turnover of the Fund. Higher rates of portfolio turnover would likely result in higher transaction costs and may generate short-term capital gains taxable as ordinary income, which may have a negative impact on the Fund’s performance over time.

Foreign Currency Risk

Although it is anticipated that most of the Fund’s investments will be denominated in U.S. dollars, the Fund’s investments that are denominated in a foreign currency will be subject to the risk that the value of a particular currency may change in relation to the U.S. dollar. Among the factors that may affect currency values are trade balances, the level of short-term interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation and political developments. As a result, a change in currency exchange rates may adversely affect the Fund’s profitability.

Follow-On Investment Risk

The Fund’s failure to make certain follow-on investments could impair the value of the Fund’s investments. The Fund has the discretion to make any follow-on investments, subject to the availability of capital resources. The Fund’s failure to make certain follow-on investments may result in a missed opportunity for the Fund to increase its participation in a successful operation. Even with sufficient capital for a desired follow-on investment, the Fund may elect not to make such follow-on investment due to concentration risk, other investment opportunities or tax constraints. In addition, the Fund’s ability to make follow-on investments may be limited by the Advisers’ allocation policies. The Fund also may make follow-on investments that exceed its target hold size if co-investing funds lack available capital.

Control Investment Risk

The Fund’s investments in a company could represent a control investment. The Fund’s ability to divest from such investment could be restricted due to illiquidity or limited trading volume of securities, restrictions on insider trading activities or other factors. Additionally, the Fund may refrain from certain transactions to protect its investment, potentially limiting the Fund’s ability to exit an investment at an ideal time and diminishing returns upon exiting such investment.

Effects of Leverage [Text Block]

Leverage

The Fund adds leverage to its portfolio by utilizing borrowings, such as through bank loans or commercial paper and/or other credit facilities. The Fund has two wholly-owned special purpose subsidiaries for purposes of provision of leverage to the Fund.

The Fund and the SPV are party to the Ally Credit Facility with Ally Bank that allows the SPV to borrow up to $250 million at any one time outstanding. The Ally Credit Facility is secured by all of the assets held by the SPV. The end of the reinvestment period and the stated maturity date for the Ally Credit Facility are January 3, 2027 and January 3, 2029, respectively. The SPV is subject to limitations with respect to leverage and borrowing base restrictions, which may restrict the amount available to borrow. The Fund and the SPV are also required to comply with various covenants, reporting requirements and other customary requirements for similar facilities (which are subject to certain limitations and exceptions).

Additionally, the Fund and the BSL SPV are party to the J.P. Morgan Credit Facility with J.P. Morgan that allows the BSL SPV to borrow up to $75 million at any one time outstanding. The J.P. Morgan Credit Facility is secured by all of the assets held by the BSL SPV. The end of the reinvestment period and the stated maturity date for the J.P. Morgan Credit Facility are December 13, 2027 and December 13, 2029, respectively. The BSL SPV is subject to limitations with respect to leverage and borrowing base restrictions, which may restrict the amount available to borrow. The Fund and the BSL SPV are also required to comply with various covenants, reporting requirements and other customary requirements for similar facilities (which are subject to certain limitations and exceptions).

The Fund may also enter into other transactions that may give rise to a form of leverage including, among others, loans of portfolio securities.

The net proceeds the Fund obtains from leverage utilized will be invested in accordance with the Fund’s investment objective and policies as described in this prospectus. So long as the rate of return, net of applicable Fund expenses, on the debt obligations and other investments purchased by the Fund exceeds the costs to the Fund of the leverage it utilizes, the investment of the Fund’s assets attributable to leverage will generate more income than will be needed to pay the costs of the leverage. If so, and all other things being equal, the excess may be used to pay higher dividends to Common Shareholders than if the Fund were not so leveraged. The 1940 Act generally prohibits the Fund from engaging in many forms of leverage (including the use of bank loans, commercial paper or other credit facilities and loans of portfolio securities, to the extent that these instruments are not covered as described below) unless immediately after the issuance of the leverage the Fund has satisfied the asset coverage test with respect to senior securities representing indebtedness prescribed by the 1940 Act; that is, the value of the Fund’s total assets less all liabilities and indebtedness not represented by senior securities (as used in this prospectus, “total assets”) is at least 300% of the senior securities representing indebtedness (effectively limiting the use of leverage through senior securities representing indebtedness to 33 1/3% of the Fund’s total assets). In addition, the Fund is not permitted to declare any cash dividend or other distribution on Common Shares unless, at the time of such declaration, this asset coverage test is satisfied. The Fund’s total leverage, either through borrowings, preferred stock issuance, or similar transactions, will not exceed 33 1/3% of the Fund’s Managed Assets. To the extent that the Fund engages in borrowings, it may prepay a portion of the principal amount of the borrowing to the extent necessary in order to maintain the required asset coverage. Failure to maintain certain asset coverage requirements could result in an event of default.

Under the 1940 Act, the Fund is not permitted to issue preferred shares unless immediately after such issuance the value of the Fund’s asset coverage is at least 200% of the liquidation value of the outstanding preferred shares (i.e., such liquidation value may not exceed 50% of the Fund’s total assets less all liabilities other than borrowings and outstanding preferred shares). In addition, the Fund is not permitted to declare any cash dividend or other distribution on its Common Shares unless, at the time of such declaration, the value of the Fund’s assets less liabilities other than borrowings and outstanding preferred shares satisfies the above-referenced 200% coverage requirement. If the Fund uses a combination of borrowing (including notes and other securities representing indebtedness) and issuing preferred shares, the maximum asset coverage required would be between 300% and 200% depending on the relative amounts of borrowings and preferred shares. While the Fund does not anticipate doing so, it may issue preferred shares in an aggregate amount of up to 50% of its Managed Assets.

Leveraging is a speculative technique and there are special risks and costs involved. There can be no assurance that the Fund’s leveraging strategies will be successful or result in a higher yield on your Common Shares. When leverage is used, the NAV of the Common Shares and the yield to Common Shareholders will be more volatile. In addition, interest and other expenses borne by the Fund with respect to its use of borrowings or any other forms of leverage are borne by the Common Shareholders and result in a reduction of the NAV of the Common Shares. In addition, because the fees received by the Adviser and Subadviser are based on the average daily value of the Fund’s Managed Assets (including any assets attributable to borrowings for investment purposes and any preferred shares that may be outstanding, if issued), the Adviser and the Subadviser have a financial incentive for the Fund to use certain forms of leverage (e.g., borrowings and preferred shares), which may create a conflict of interest between the Adviser and the Subadviser, on the one hand, and the Common Shareholders, on the other hand.

Certain types of borrowings may, and the Credit Facilities do, result in the Fund effectively being subject to covenants relating to asset coverage, portfolio composition and operational requirements. Among other things, these covenants can mean that termination of the Management Agreement or the Subadvisory Agreement, or the loss of certain key personnel, may adversely impact the terms of the Fund’s or its subsidiaries’ financing facilities or any financing facility into which the Fund or its subsidiaries may enter in the future, which could have a material adverse effect on the Fund’s business and financial condition. Covenants can also limit the ability to distribute assets or income from the Fund’s subsidiaries back to the Fund. The borrowings which the Fund may incur may be, and the Credit Facilities are, secured by a lien on all or a portion of the Fund’s and/or the SPV or the BSL SPV’s assets, as applicable (the “Collateral”).

The Credit Facilities are commonly referred to as an asset-backed facility. Under such a credit facility, a decrease in the market value of the assets (due to market conditions, the fair valuation of the assets or otherwise) would increase the effective amount of leverage and could result in the possibility of a violation of certain covenants. A breach of a covenant can result in an event of default, which may permit an agent on behalf of a Lender to accelerate the debt and/or exercise rights and remedies against the Collateral. Liquidation of the Collateral at an inopportune time could adversely impact the performance of the Fund and could, if the value of the assets declined significantly, cause a loss of all or a substantial amount of the value of the Collateral. In the event of a sudden, precipitous drop in the value of the Collateral, the Fund and/or the SPV or the BSL SPV, as applicable, might not be able to dispose of assets quickly enough to pay down debt, resulting in a foreclosure or other total loss of some or all of the Collateral.

The Subsidiaries, which are expected to hold a majority of the Fund’s assets, are not registered under the 1940 Act. However, to the extent applicable, the Subsidiaries will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Fund. Compliance with the Fund’s investment restrictions also generally will be measured on an aggregate basis in respect of the Fund’s and the Subsidiaries’ portfolios, and the Subsidiaries will comply with the 1940 Act provisions governing affiliate transactions and custody of assets. (Custody of these assets will be maintained with U.S. Bank National Association rather than with JPMorgan Chase Bank N.A., which is otherwise the custodian of the Fund’s assets). The Fund is the sole member of each of the Subsidiaries and does not expect interests in either to be offered or sold to other investors.

The Fund is currently relying on the Limited Derivatives User Exception (as defined below). If the Fund would not be able to rely on the Limited Derivatives User Exception, the Fund would need to comply with Rule 18f-4 under the 1940 Act with respect to its derivatives transactions. Rule 18f-4, among other things, requires the Fund to adopt and implement a comprehensive written derivatives risk management program (“DRMP”) and comply with a relative or absolute limit on Fund leverage risk calculated based on value-at-risk (“VaR”). The DRMP is administered by a “derivatives risk manager,” who is appointed by the Board, including a majority of Independent Trustees, and periodically reviews the DRMP and reports to the Board. Rule 18f-4 provides an exception from the DRMP, VaR limit and certain other requirements if the Fund’s “derivatives exposure” (as defined in Rule 18f-4) is limited to 10% of its net assets (as calculated in accordance with Rule 18f-4) and the Fund adopts and implements written policies and procedures reasonably designed to manage its derivatives risks (the “Limited Derivatives User Exception”). The rule could limit a Fund’s ability to use derivatives in support of its investment strategies and may make derivatives more costly, or may otherwise adversely affect their liquidity, value or performance.

The Fund also may borrow money in order to repurchase its shares or as a temporary measure for extraordinary or emergency purposes, including for the payment of dividends or the settlement of securities transactions which otherwise might require untimely dispositions of portfolio securities held by the Fund.

Although it has no current intention to do so, the Fund may also determine to issue preferred shares or other types of senior securities to add leverage to its portfolio. The Fund’s Board of Trustees may authorize the issuance of preferred shares without the approval of the Common Shareholders; however, the Fund is not authorized to issue preferred shares as of the date of this prospectus. If the Fund issues preferred shares in the future, all costs and expenses relating to the issuance and ongoing maintenance of the preferred shares will be borne by the Common Shareholders, and these costs and expenses may be significant. The Fund may choose to increase or decrease, or eliminate entirely, its use of leverage over time and from time to time based on the Subadviser’s assessment of the yield curve environment, interest rate trends, market conditions and other factors.

Unfunded Lending Commitments

Certain loans made by the Fund represent advance commitments to extend credit as and when requested by the borrower. These commitments typically are subject to various contingencies and conditions, but nonetheless generally require that the Fund lend monies on short notice. The Fund also must manage its available cash, cash equivalents and borrowings so as to have cash on hand to fund the loan when required. A rule adopted by the SEC under the 1940 Act requires that the Fund reasonably believe, at the time it enters into an unfunded commitment agreement, that it will have sufficient cash and cash equivalents to meet its obligations on these commitments when due. The Fund will consider its overall circumstances when evaluating sufficiency of its cash and cash equivalents for this purpose. For example, the Fund will consider any conditions on its commitments, its reasonable expectations as to when each commitment will be due, other obligations of the Fund (such as the obligation to hold liquid assets during periods when the Fund has offered to repurchase its shares), and the Fund’s ability to borrow.

Effects of Leverage

For the fiscal year ended December 31, 2024, average borrowings represented approximately 10.59% of the Fund’s average Managed Assets and the Fund bears expenses relating to such borrowings at an annual effective interest rate of 10.67% (plus applicable fees the Fund incurs in connection with its credit facility). The annual return that the Fund’s portfolio must experience (net of expenses not related to borrowings) in order to cover the costs of such borrowings would be approximately 1.13%. Actual expenses associated with borrowings used by the Fund may vary frequently and may be significantly higher or lower than the rate used for the example above.

The following table is designed to illustrate the effect of leverage on Common Share total return, assuming hypothetical investment portfolio total returns (comprised of income and changes in the value of securities held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund. See “Principal Risks of the Fund—Leverage Risk.” Actual returns may be greater or less than those reflected in the table.

The table further reflects the issuance of leverage representing 10.59% of the Fund’s Managed Assets (including assets attributable to such leverage) and a projected annual rate of interest on the borrowings of 10.67%.

Assumed Portfolio Total Return (Net of Expenses Not Related to Borrowings)	(10)%	(5)%	0%	5%	10%
Common Share Total Return	(12.45)%	(6.86)%	(1.26)%	4.33%	9.92%

“Common Share Total Return” is composed of two elements: (i) the Common Share dividends and distributions paid by the Fund (the amount of which is largely determined by the net investment income of the Fund after paying expenses on any forms of leverage outstanding) and (ii) gains or losses on the value of the securities the Fund owns. As required by SEC rules, the table above assumes that the Fund is more likely to suffer capital losses than to enjoy capital appreciation. For example, to assume a total return of 0% the Fund must assume that the interest it receives on its investments is entirely offset by losses in the value of those investments.

If the Fund uses leverage, the amount of fees paid to the Adviser and the Subadviser for its services will be higher than if the Fund does not use leverage because the fees paid are calculated based on the average daily value of the Fund’s Managed Assets, which includes assets purchased with leverage. Therefore, the Adviser and the Subadviser have a financial incentive to use leverage, which creates a conflict of interest between the Adviser and the Subadviser on the one hand, and Common Shareholders on the other, as only the Common Shareholders would bear the fees and expenses incurred through the Fund’s use of leverage. See “Principal Risks of the Fund—Leverage Risk.” The Fund’s willingness to use leverage, and the extent to which leverage is used at any time, will depend on many factors, including among other things, the Advisers’ assessment of the yield curve, interest rate trends, market conditions and other factors.

Effects of Leverage [Table Text Block]

Assumed Portfolio Total Return (Net of Expenses Not Related to Borrowings)	(10)%	(5)%	0%	5%	10%
Common Share Total Return	(12.45)%	(6.86)%	(1.26)%	4.33%	9.92%

Return at Minus Ten [Percent]		(12.45%)
Return at Minus Five [Percent]		(6.86%)
Return at Zero [Percent]		(1.26%)
Return at Plus Five [Percent]		4.33%
Return at Plus Ten [Percent]		9.92%
Effects of Leverage, Purpose [Text Block]

For the fiscal year ended December 31, 2024, average borrowings represented approximately 10.59% of the Fund’s average Managed Assets and the Fund bears expenses relating to such borrowings at an annual effective interest rate of 10.67% (plus applicable fees the Fund incurs in connection with its credit facility). The annual return that the Fund’s portfolio must experience (net of expenses not related to borrowings) in order to cover the costs of such borrowings would be approximately 1.13%. Actual expenses associated with borrowings used by the Fund may vary frequently and may be significantly higher or lower than the rate used for the example above.

The following table is designed to illustrate the effect of leverage on Common Share total return, assuming hypothetical investment portfolio total returns (comprised of income and changes in the value of securities held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund. See “Principal Risks of the Fund—Leverage Risk.” Actual returns may be greater or less than those reflected in the table.

The table further reflects the issuance of leverage representing 10.59% of the Fund’s Managed Assets (including assets attributable to such leverage) and a projected annual rate of interest on the borrowings of 10.67%.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

Description of Capital Structure and Shares

Common Shares

The Fund is a statutory trust organized under the laws of Delaware pursuant to the Declaration of Trust dated as of July 8, 2020. The Fund is authorized to issue an unlimited number of Common Shares. Each Common Share has one vote and, when issued and paid for in accordance with the terms of this offering, will be fully paid and non-assessable. The Fund’s Board of Trustees does not intend to grant Common Shareholders any right to receive any distributions from the Fund unless all accrued interest, fees and dividends, if any, with respect to the Fund’s leverage have been paid, unless certain asset coverage tests with respect to the leverage employed by the Fund are satisfied after giving effect to the distributions and unless certain other requirements imposed by any rating agencies rating any preferred shares issued by the Fund have been met. See “Preferred Shares” below. All Common Shares are equal as to distributions, assets and voting privileges and have no conversion, preemptive or other subscription rights. The Fund will send annual and semi-annual reports, including financial statements, when available, to all Common Shareholders.

The Fund has no present intention of offering any additional shares other than the Common Shares it may issue under the Fund’s dividend reinvestment plan. Any additional offerings of shares will require approval by the Fund’s Board of Trustees. Any additional offering of Common Shares will be subject to the requirements of the 1940 Act, which provides that shares may not be issued at a price below the then current NAV, exclusive of the sales load, except in connection with an offering to existing Common Shareholders or with the consent of a majority of the Fund’s outstanding voting securities.

The Fund’s NAV per share generally increases when interest rates decline, and decreases when interest rates rise. The Fund’s NAV will be reduced immediately following the offering of Common Shares by the amount of the sales load and the amount of the organizational costs and offering expenses paid by the Fund. See “Summary of Fund Expenses.”

The Common Shares are not, and are not expected to be, listed for trading on any national securities exchange nor is there expected to be any secondary trading market in the Common Shares.

Preferred Shares

The Fund’s Declaration of Trust provides that the Board of Trustees of the Fund may authorize and issue preferred shares (“Preferred Shares”), with rights as determined by the Board of Trustees, without the approval of the Common Shareholders. Common Shareholders have no preemptive right to purchase any Preferred Shares that might be issued.

While the Fund does not anticipate doing so, it may issue Preferred Shares in an aggregate amount of up to 50% of its Managed Assets. The use of leverage can create risks. The terms of any Preferred Shares, including dividend rate, liquidation preference and redemption provisions, restrictions on the declaration of dividends, maintenance of asset ratios and restrictions while dividends are in arrears will be determined by the Board of Trustees, subject to applicable law and the Declaration of Trust. The Fund also believes that it is likely that the liquidation preference, voting rights and redemption provisions of any Preferred Shares will be similar to those stated below.

In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, the holders of any Preferred Shares will be entitled to receive a preferential liquidating distribution. After payment of the full amount of the liquidating distribution to which they are entitled, the holders of Preferred Shares will not be entitled to any further participation in any distribution of assets by the Fund.

The 1940 Act requires that the holders of any Preferred Shares, voting separately as a single class, have the right to elect at least two trustees at all times. The remaining trustees will be elected by Common Shareholders and Preferred Shares, voting together as a single class. In addition, subject to the prior rights, if any, of the holders of any other class of senior securities outstanding, the holders of any Preferred Shares have the right to elect a majority of the trustees of the Fund at any time two years’ dividends on any Preferred Shares are unpaid. The 1940 Act also requires that, in addition to any approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding Preferred Shares, voting separately as a class, would be required to (1) adopt any plan of reorganization that would adversely affect the Preferred Shares and (2) take any action requiring a vote of security holders under Section 13(a) of the 1940 Act, including, among other things, changes in the Fund’s sub-classification as a closed-end investment company or changes in its fundamental investment restrictions. As a result of these voting rights, the Fund’s ability to take any such actions may be impeded to the extent that there are any Preferred Shares outstanding. The Board of Trustees presently intends that, except as otherwise indicated in this prospectus and except as otherwise required by the 1940 Act, holders of Preferred Shares will have equal voting rights with Common Shareholders (one vote per share, unless otherwise required by the 1940 Act) and will vote together with Common Shareholders as a single class.

The affirmative vote of the holders of a majority of any outstanding Preferred Shares, voting as a separate class, would be required to amend, alter or repeal any of the preferences, rights or powers of holders of Preferred Shares so as to affect materially and adversely such preferences, rights or powers, or to increase or decrease the authorized number of Preferred Shares. The class vote of holders of Preferred Shares described above will in each case be in addition to any other vote required to authorize the action in question.

The terms of any Preferred Shares issued by the Fund are expected to provide that (i) they are redeemable by the Fund in whole or in part at the original purchase price per share plus accrued dividends per share; (ii) the Fund may tender for or purchase Preferred Shares; and (iii) the Fund may subsequently resell any Preferred Shares so tendered for or purchased. Any redemption or purchase of Preferred Shares by the Fund will reduce the leverage applicable to the Common Shares, while any resale of such Preferred Shares by the Fund will increase that leverage.

The discussion above describes the possible offering of Preferred Shares by the Fund. If the Board of Trustees determines to proceed with such an offering, the terms of the Preferred Shares may be the same as, or different from, the terms described above, subject to applicable law and the terms of the Fund’s Declaration of Trust. The Board of Trustees, without the approval of the Common Shareholders may authorize an offering of Preferred Shares, and may fix the terms of the Preferred Shares to be offered.

Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment Risk

An investment in the Fund’s Common Shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Common Shares represents an indirect investment in the investments and other financial assets owned by the Fund. The value of the Fund’s investments will generally fluctuate with, among other things, changes in prevailing interest rates, tax rates, counterparty risk, general economic conditions, the condition of certain financial markets, developments or trends in any particular industry and the financial condition of the issuer. The Fund anticipates using leverage, which would magnify the Fund’s investment, market and certain other risks. See “Principal Risks of the Fund—Leverage Risk.” During periods of limited liquidity and higher price volatility, the Fund’s ability to dispose of investments at a price and time that the Adviser and/or Subadviser deems advantageous may be impaired. Lower-quality debt securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities often fluctuates in response to company, political, or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. Lower-quality debt securities can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. The default rate for lower-quality debt securities is likely to be higher during economic recessions or periods of high interest rates. In addition, the Adviser’s and the Subadviser’s responses to these market movements may not be successful. The Common Shares at any point in time may be worth less than the original cost, even after taking into account any reinvestment of dividends and distributions.

Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Risk

The Fund is subject to market risk. Market risk includes unexpected directional price movements, deviations from historical pricing relationships, changes in the regulatory environment, changes in market volatility, panicked or forced selling of assets and contraction of available credit or other financing sources. The success of the Fund’s activities may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws and national and international political circumstances. Although globally and among developed countries there has been a relatively stable political environment for decades, there is no guarantee that such stability will be maintained in the future. International policies, relationships and trade agreements, which have generally been perceived as stable or evolving, appear to be much more in flux. Adjustments in major trade relationships have already been met by retaliatory measures from other countries and could cause potential escalation in protectionist behavior leading to a drag on growth prospects as trade and investment and productivity growth are reinforcing and linked. Other drivers of geopolitical, economic and market risk may also come from, among other things, increased political tension on the domestic and international stages, substantial slowdown and outright recessions in certain markets, pressure on oil prices, rising corporate leverage, continuous abnormally low global interest rates, structural stresses in the European Union, international terrorist activity and armed conflict and risk of armed conflict in the Middle East, East Asia and elsewhere. Similarly, environmental and public health risks, such as natural disasters or pandemics, or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. Additionally, economic or other sanctions imposed on the United States by a foreign country, or imposed on a foreign country or issuer by the United States, could impair a Fund’s ability to buy, sell, hold, receive, deliver, or otherwise transact in certain investment securities. Sanctions could also affect the value and/or liquidity of a foreign security. Geopolitical and other risks, including environmental and public health, may also add to instability in world economies and markets generally.

Recent market conditions and events, including increases in interest rates, wars and armed conflicts and actions taken by governments in response, may exacerbate volatility. Any of these developments, or the perception that any of these developments are likely to occur or worsen, could have a material adverse effect on economic growth or business activity, result in the relocation of businesses, cause business interruptions, lead to economic recession or depression, and impact the stability of financial markets or financial institutions and the financial and monetary system. The Fund may be affected by these developments in ways that are not foreseeable, and there is a possibility that such developments could have a significant adverse effect on the Fund and its ability to achieve its investment objective. Rapid changes in prices or liquidity, which often are not anticipated and can relate to events not connected to particular investments, may limit the ability of the Fund to dispose of its assets at the price or time of its choosing and can result in losses. Changes in prices may be temporary or may last for extended periods.

Market turmoil may negatively affect the Fund’s performance. Such factors may affect the level and volatility of security prices and liquidity of a Fund’s investments. Credit markets may become illiquid, credit spreads may widen and the equity markets may lose substantial value. Such market conditions may cause the Fund to suffer substantial losses and/or implement measures that adversely affect the Fund. Changes in the value of securities may be temporary or may last for extended periods.

Asset Allocation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Asset Allocation Risk

The Fund’s investment performance depends upon how its assets are allocated and reallocated. A principal risk of investing in the Fund is that the Adviser or the Subadviser may make less than optimal or poor asset allocation decisions. The Adviser and the Subadviser employ an active approach to allocation across multiple credit sectors, but there is no guarantee that such allocation techniques will produce the desired results. It is possible that the Adviser or the Subadviser will focus on an investment that performs poorly or underperforms other investments under various market conditions. You could lose money on your investment in the Fund as a result of these allocation decisions.

Debt Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Debt Securities Risk

The value of debt securities may decline for a number of reasons that directly relate to the borrower, such as the borrower’s financial strength, management performance, financial leverage and reduced demand for the borrower’s goods and services, as well as the historical and prospective earnings of the issuer and the value of its assets. A change in the financial condition of a single issuer of debt securities may affect securities markets as a whole. These risks can apply to the Common Shares issued by the Fund and to the issuers of securities and other instruments in which the Fund invests.

Repurchase Offers Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchase Offers Risk

As described under “Periodic Repurchase Offers” above, the Fund is an Interval Fund and, in order to provide liquidity to shareholders, the Fund, subject to applicable law, conducts quarterly repurchase offers of the Fund’s outstanding Common Shares at NAV, subject to approval of the Board of Trustees. In all cases such repurchases will be for at least 5% and not more than 25% of its outstanding Common Shares at NAV, pursuant to Rule 23c-3 under the 1940 Act. The Fund currently expects to conduct quarterly repurchase offers for 5% of its outstanding Common Shares under ordinary circumstances. The Fund believes that these repurchase offers are generally beneficial to the Fund’s shareholders, and repurchases generally will be funded from available cash or sales of portfolio securities.

However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. The Fund may accumulate cash by holding back (i.e., not reinvesting)

payments received in connection with the Fund’s investments. The Fund believes that payments received in connection with the Fund’s investments will generate sufficient cash to meet the maximum potential amount of the Fund’s repurchase obligations. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments, which may accelerate the realization of taxable income and cause the Fund to make taxable distributions to Common Shareholders earlier than the Fund otherwise would have. In addition, non-redeeming Common Shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. If, as expected, the Fund employs investment leverage, repurchases of Common Shares would compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect Common Shareholders who do not tender their Common Shares by increasing the Fund’s expenses and reducing any net investment income.

If a repurchase offer is oversubscribed, the Fund may determine to increase the amount repurchased by up to 2% of the Fund’s outstanding shares as of the date of the Repurchase Request Deadline. In the event that the Fund determines not to repurchase more than the repurchase offer amount, or if shareholders tender more than the repurchase offer amount plus 2% of the Fund’s outstanding shares as of the date of the Repurchase Request Deadline, the Fund will repurchase the Common Shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Some shareholders, in anticipation of proration, may tender more Common Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. The NAV of the Fund’s Common Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV for tendered Common Shares is determined. In addition, the repurchase of Common Shares by the Fund will be a taxable event to Common Shareholders, potentially even to those Common Shareholders that do not participate in the repurchase. For a discussion of these tax consequences, please see “Tax Matters” and “Taxation” in the Statement of Additional Information.

Large Shareholder Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Large Shareholder Risk

To the extent a large proportion of Common Shares are held by a small number of Common Shareholders, including affiliates of the Adviser and the Subadviser, the Fund is subject to the risk that these Common Shareholders will seek to sell Common Shares in large amounts rapidly in connection with repurchase offers. These transactions could adversely affect the ability of the Fund to conduct its investment program. This can make ordinary portfolio management and rebalancing decisions more complicated to implement, can result in the Fund’s current expenses being allocated over a smaller asset base, which generally results in an increase in the Fund’s expense ratio, and can accelerate the realization of taxable income and cause the Fund to make taxable distributions to shareholders earlier than the Fund otherwise would have. In addition, non-redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. The impact of these transactions is likely to be greater in highly volatile markets or less liquid markets or for smaller or newer Funds or when a significant investor purchases, redeems or owns a substantial portion of the Fund’s shares. Furthermore, it is possible that in response to a repurchase offer, the total amount of Common Shares tendered by a small number of Common Shareholders may exceed the number of Common Shares that the Fund has offered to repurchase. If a repurchase offer is oversubscribed by Common Shareholders, the Fund will repurchase only a pro rata portion of shares tendered by each Common Shareholder. However, the Fund may determine to increase the repurchase offer by up to 2% of the Fund’s outstanding Common Shares as of the date of the Repurchase Request Deadline. If the Fund only repurchases a pro rata portion of shares tendered in connection with an oversubscribed repurchase offer, Common Shareholders unaffiliated with the Adviser and the Subadviser will not be given priority over Common Shareholders that are affiliates of the Adviser and the Subadviser, whose holdings in the Fund may be significant and may have the effect of diluting third party Common Shareholders with respect to any repurchase offer. See “Principal Risks of the Fund—Repurchase Offers Risk.”

Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Management Risk

The Fund does not have internal management capacity or employees. The Fund depends on the diligence, skill and network of business contacts of the senior investment professionals of the Adviser and the Subadviser to achieve the Fund’s investment objective. The Fund expects that the Adviser, with the assistance of the Subadviser, will evaluate, negotiate, structure, close and monitor the Fund’s investments in accordance with the terms of the Management Agreement and Subadvisory Agreement, as applicable. The Fund can offer no assurance, however, that the senior investment professionals of the Adviser and/or Subadviser will continue to provide investment advice to the Fund. The loss of senior investment professionals of the Adviser and/or Subadviser and their affiliates would limit the Fund’s ability to achieve its investment objective and operate as the Fund anticipates. This could have a material adverse effect on the Fund’s financial condition, results of operations and cash flows.

CreditRiskMember
General Description of Registrant [Abstract]
Risk [Text Block]

Credit Risk

Investment in private and middle market companies is highly speculative and involves a high degree of risk of credit loss, and therefore the Fund’s securities may not be suitable for someone with a low tolerance for risk. These risks are likely to increase during an economic recession. Additionally, issuers of the syndicated loans and other types of credit instruments in which the Fund may invest may default on their obligations to pay principal or interest when due. This nonpayment would result in a reduction of income to the Fund, a reduction in the value of such syndicated loans or credit instruments experiencing nonpayment and, potentially, a decrease in the NAV of the Fund. With respect to the Fund’s investments in syndicated loans and debt securities that are secured, there can be no assurance that liquidation of collateral would satisfy the issuer’s obligation in the event of nonpayment of scheduled interest or principal or that such collateral could be readily liquidated. In the event of bankruptcy of an issuer, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing syndicated loans or credit instruments. To the extent that the credit rating assigned to a security in the Fund’s portfolio is downgraded, the market price and liquidity of such security may be adversely affected. To the extent the Fund invests in high-yield securities and other types of credit instruments, it will be exposed to a greater amount of credit risk than if it invested solely in investment grade debt securities and other types of credit instruments.

Below Investment Grade Rating Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Below Investment Grade Rating Risk

Most of the credit instruments in which the Fund invests, including its investments in syndicated bank loans, middle market “club” loans (senior secured loans in middle market companies funded by an arranged group of lenders that generally do not involve syndication), direct lending (consisting of first lien loans, including unitranche loans), asset-based loans, and high-yield bonds, will be rated below investment grade by rating agencies or, if unrated, are judged by the Subadviser (defined below) to be of comparable quality. Below investment grade investments are often referred to as “high-yield” or “junk” securities. Below investment grade syndicated bank loans, high-yield bonds and other similar instruments are rated “Ba1” or lower by Moody’s, “BB+” or lower by S&P and/or “BB+” or lower by Fitch or, if unrated, are judged by the Subadviser to be of comparable credit quality. The direct lending and asset-based loans in which the Subadviser invests typically are not rated by any rating agency, but the Subadviser believes that if such investments were rated, they would be below investment grade (rated lower than “Baa3” by Moody’s, lower than “BBB-” by S&P and/or lower than “BBB-” by Fitch Ratings).

While generally providing greater income and opportunity for gain, below investment grade securities or comparable unrated securities may be subject to greater risks than securities or instruments that have higher credit ratings, including a higher risk of default. The credit rating of a high-yield bond and/or syndicated bank loan that is rated below investment grade does not necessarily address its market value risk, and ratings may from time to time change, positively or negatively, to reflect developments regarding the issuer’s financial condition. Below investment grade high-yield bonds and syndicated bank loans and similar instruments often are considered to be speculative with respect to the capacity of the borrower to timely repay principal and pay interest or dividends in accordance with the terms of the obligation and may have more credit risk than higher rated securities. Lower grade securities and similar debt instruments may be particularly susceptible to economic downturns. It is likely that a prolonged or deepening economic recession could adversely affect the ability of some borrowers issuing such high-yield bonds, syndicated bank loans and similar debt instruments to repay principal and pay interest on the instrument, increase the incidence of default and severely disrupt the market value of the securities and similar debt instruments.

The secondary market for below investment grade high-yield bonds and syndicated bank loans and similar instruments may be less liquid than that for higher rated instruments. Because unrated securities may not have an active trading market or may be difficult to value, the Fund might have difficulty selling them promptly at an acceptable price. To the extent that the Fund invests in unrated securities, the Fund’s ability to achieve its investment objective will be more dependent on the Subadviser’s credit analysis than would be the case when the Fund invests in rated securities.

Under normal market conditions, the Fund will invest in syndicated bank loans, middle market “club” loans, and high-yield bonds, and may invest in other debt instruments, rated in the lower rating categories (“Caa1” or lower by Moody’s, “CCC+” or lower by S&P or “CCC+” or lower by Fitch) or unrated and of comparable quality. For these securities, the risks associated with below investment grade instruments are more pronounced. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to an investment, the Fund may lose its entire investment or may be required to accept cash or securities with a value substantially less than its original investment.

In evaluating the credit quality of a particular security, whether rated or unrated, the Subadviser will normally take into consideration a number of factors including, but not limited to, the financial resources of the issuer, the underlying source of funds for debt service on a security, the issuer’s sensitivity to economic conditions and trends, any operating history of the facility financed by the obligation, the degree of community support for the financed facility, the capabilities of the issuer’s management, and regulatory factors affecting the issuer or the particular facility.

A reduction in the rating of a security after the Fund buys it will not require the Fund to dispose of the security. However, the Subadviser will evaluate such downgraded securities to determine whether to keep them in the Fund’s portfolio.

Bank Loan Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Bank Loan Risk

The Fund intends to invest in bank loans. These investments potentially expose the Fund to the credit risk of the underlying borrower, and in certain cases, of the financial institution. The Fund’s ability to receive payments in connection with the loan depends primarily on the financial condition of the borrower. Even investments in secured loans present risk, as there is no assurance that the collateral securing the loan will be sufficient to satisfy the loan obligation. The market for bank loans may be illiquid and the Fund may have difficulty selling them. In addition, bank loans often have contractual restrictions on resale, which can delay the sale and adversely impact the sale price. In some instances, other accounts managed by the Adviser, the Subadviser or an affiliate may hold other securities issued by borrowers whose loans may be held in the Fund’s portfolio. If the credit quality of the issuer deteriorates, the Adviser or the Subadviser may owe conflicting fiduciary duties to the Fund and other client accounts. At times, the Fund may decline to receive non-public information relating to loans, which could disadvantage the Fund relative to other investors. Alternatively, the Adviser or the Subadviser may come into possession of material, non-public information about the issuers of loans that may be held in the Fund’s portfolio. The Adviser or the Subadviser’s ability to trade in these loans for the account of the Fund could be limited by its possession of such information. Limitations on the Adviser or the Subadviser’s ability to trade could have an adverse effect on the Fund by preventing the Fund from selling a loan that is experiencing a material decline in value.

“Covenant-lite” Obligations [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

“Covenant-lite” Obligations

The Fund may invest in, or obtain exposure to, obligations that may be “covenant-lite,” which means such obligations lack, or possess fewer, financial covenants that protect lenders. Covenant-lite agreements feature incurrence covenants, as opposed to the more restrictive maintenance covenants. Under a maintenance covenant, the borrower would need to meet regular, specific financial tests, while under an incurrence covenant, the borrower only would be required to comply with the financial tests at the time it takes certain actions (e.g., issuing additional debt, paying a dividend, making an acquisition). A covenant-lite obligation contains fewer maintenance covenants than other obligations, or no maintenance covenants, and may not include terms that allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached.

Unitranche Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Unitranche Loans Risk

The Fund may invest in unitranche secured loans, which are a combination of senior secured and junior secured debt in the same facility. Because unitranche secured loans combine characteristics of senior and junior financing, unitranche secured loans have risks similar to the risks associated with senior secured and second lien loans and junior debt in varying degrees according to the combination of loan characteristics of the unitranche secured loan.

Subordinated Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Subordinated Loans Risk

Subordinated loans generally are subject to similar risks as those associated with investments in senior loans except that such loans are subordinated in payment and/or lower in lien priority to first lien holders. In the event of default on a subordinated loan, the first priority lien holder has first claim to the underlying collateral of the loan. Subordinated loans are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior unsecured or senior secured obligations of the borrower. This risk is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. Subordinated loans generally have greater price volatility than senior loans and may be less liquid.

Second Lien Loan and Unsecured Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Second Lien Loan and Unsecured Loans Risk

Second lien loans and unsecured loans generally are subject to the same risks associated with investments in senior loans, as discussed above. Because second lien loans and unsecured loans are lower in priority of payment to senior loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. This risk is generally higher for unsecured loans, which are not backed by a security interest in any specific collateral. Second lien loans and unsecured loans are expected to have greater price volatility than senior loans and may be less liquid.

The debt securities in which the Fund may invest may be subordinated to substantial amounts of senior debt. Such subordinated investments may be characterized by greater credit risks than those associated with the senior obligations of the same issuer. These subordinated investments may not be protected by financial covenants, such as limitations upon additional indebtedness, that may apply to certain types of senior secured debt instruments. Holders of junior debt generally are not entitled to receive full payments in bankruptcy or liquidation until senior creditors are paid in full. In addition, the remedies available to holders of junior debt are normally limited by restrictions benefitting senior creditors. In the event any issuer cannot generate adequate cash flow to meet senior debt service, the Fund may suffer a partial or total loss of capital invested.

Loans and Assignments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Loans and Assignments Risk

The Fund may acquire loans through assignments of interests in such loans. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to such debt obligation. However, the purchaser’s rights can be more restricted than those of the assigning institution, and the Fund may not be able to unilaterally enforce all rights and remedies under an assigned debt obligation and with regard to any associated collateral.

Direct Lending and Middle Market “Club” Loan Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Direct Lending, Asset-Based and Middle Market “Club” Loan Risk

Investment in private and middle market companies involves a number of significant risks. Generally, little public information exists about these companies, and the Fund is required to rely on the ability of the Subadviser’s investment professionals to obtain adequate information to evaluate the potential returns from investing in these companies. If the Subadviser is unable to uncover all material information about these companies, it may not be able to make a fully informed investment decision, and the Fund may lose money on its investments. Private and middle market companies may have limited financial resources and may be unable to meet their obligations under their debt securities that the Fund holds, which may be accompanied by a deterioration in the value of any collateral and a reduction in the likelihood of the Fund realizing any guarantees it may have obtained in connection with its investment. In addition, they typically have shorter operating histories, narrower product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions and market conditions, as well as general economic downturns.

Additionally, middle market companies are more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on such companies and, in turn, on the Fund. Middle market companies also generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position. In addition, the Fund’s executive officers, directors and the Adviser and/or Subadviser may, in the ordinary course of business, be named as defendants in litigation arising from the Fund’s investments.

Privacy and Data Security Laws [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Privacy and Data Security Laws

Many jurisdictions have laws and regulations relating to data privacy, cyber security and protection of personal information, including GDPR in the European Union that went into effect in May 2018 and the CCPA that took effect in January 2020 and provides for enhanced consumer protections for California residents, a private right of action for data breaches and statutory fines for data breaches or other CCPA violations. If the Fund or the Adviser and/or Subadviser fail to comply with the relevant laws and regulations, it could result in regulatory investigations and penalties, which could lead to negative publicity and may cause investors and clients to lose confidence in the effectiveness of the Fund’s security measures.

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Liquidity Risk

The Fund intends to invest in illiquid investments. An illiquid investment is a security or other investment that cannot be sold or disposed of within seven days or less in current market conditions without the sale or disposition significantly changing the market value of the investment. Illiquid investments often can be resold only in privately negotiated transactions with a limited number of purchasers or in a public offering registered under the 1933 Act. Considerable delay could be encountered in either event and, unless otherwise contractually provided, the Fund’s proceeds upon sale may be reduced by the costs of registration or underwriting discounts. The difficulties and delays associated with such transactions could result in the Fund’s inability to realize a favorable price upon disposition of illiquid investments, and at times might make disposition of such securities impossible. In addition, the Fund may be unable to sell other illiquid investments when it desires to do so, resulting in the Fund obtaining a lower price or being required to retain the investment. Illiquid investments generally must be valued at fair value, which is inherently less precise than utilizing market value for liquid investments, and may lead to differences between the price at which a security is valued for determining the Fund’s NAV and the price the Fund actually receives upon sale. For the period between the repurchase offer notice and the end of the repurchase period, the Fund must maintain 100% of the repurchase offer amount in liquid assets.

Investment in Other Regulated Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment in Other Regulated Funds

The Fund may invest in securities of other investment companies, including ETFs, closed-end funds and BDCs (collectively referred to as “regulated funds”), to the extent that these investments are consistent with the Fund’s investment objective, strategies and policies and permissible under the 1940 Act or any applicable exemption therefrom. The Fund may invest in other regulated funds to gain broad market or sector exposure, including during periods when it has large amounts of uninvested cash or when the Subadviser believes share prices of other regulated funds offer attractive values. The Fund generally may invest up to 10% of its total assets in shares of other regulated funds and up to 5% of its total assets in any one regulated fund (in each case measured at the time of investment), as long as no investment represents more than 3% of the outstanding voting stock of the acquired regulated fund at the time of investment (the “3-5-10% Limitations”). On October 7, 2020, the SEC adopted Rule 12d1-4 under the 1940 Act which, subject to certain conditions, provides an exemption to permit acquiring funds to invest in the securities of other registered investment companies in excess of the 3-5-10% Limitations.

Investment in another regulated fund may involve the payment of a premium above the value of the issuer’s portfolio securities, and is subject to market availability. In the case of a purchase of shares of such a fund in a public offering, the purchase price may include an underwriting spread. The Fund does not intend to invest in such a regulated fund unless, in the judgment of the Subadviser, the potential benefits of such investment justify the payment of any applicable premium or sales charge. As a shareholder in a regulated fund, the Fund would bear its ratable share of that regulated fund’s expenses, including its advisory and administration fees. At the same time, the Fund would continue to pay its own advisory fees and other expenses. To the extent the

Fund invests in other regulated funds, its performance will be affected by the performance of those other regulated funds.

ExchangeTradedFundsMember
General Description of Registrant [Abstract]
Risk [Text Block]

Exchange-Traded Funds

The Fund may invest in ETFs, which are investment companies or special purpose trusts whose primary objective is to achieve the same rate of return as a particular market index or commodity while trading throughout the day on an exchange. Most ETF shares are sold initially in the primary market in creation units. A creation unit represents a bundle of securities (or other assets) that replicates, or is a representative sample of, the ETF’s holdings and that is deposited with the ETF. Once owned, the individual shares comprising each creation unit are traded on an exchange in secondary market transactions for cash. The secondary market for ETF shares allows them to be readily converted into cash, like commonly traded stocks. The combination of primary and secondary markets permits ETF shares to be traded throughout the day close to the value of the ETF’s underlying holdings. The Fund would purchase and sell individual shares of ETFs in the secondary market. These secondary market transactions require the payment of commissions.

ETF shares are subject to the same risks as regulated funds, as described above. Furthermore, there may be times when the exchange halts trading, in which case the Fund would be unable to sell ETF shares until trading is resumed. In addition, because ETFs often invest in a portfolio of common stocks and “track” a designated index, an overall decline in stocks comprising an ETF’s benchmark index could have a greater impact on the ETF and investors than might be the case in an investment company with a more widely diversified portfolio. Losses could also occur if the ETF is unable to replicate the performance of the chosen benchmark index. ETFs tracking the return of a particular commodity (e.g., gold or oil) are exposed to the volatility and other financial risks relating to commodities investments.

Other risks associated with ETFs include the possibility that: (i) an ETF’s distributions may decline if the issuers of the ETF’s portfolio securities fail to continue to pay dividends; and (ii) under certain circumstances, an ETF could be terminated. Should termination occur, the ETF could have to liquidate its portfolio when the prices for those assets are falling. In addition, inadequate or irregularly provided information about an ETF or its investments, because ETFs are passively managed, could expose investors in ETFs to unknown risks.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation Risk

When market quotations are not readily available or are deemed to be unreliable, the Fund values its investments at fair value as determined in good faith pursuant to policies and procedures approved by the Board of Trustees. See “Net Asset Value.” Fair value pricing may require subjective determinations about the value of a security or other asset. As a result, there can be no assurance that fair value pricing will result in adjustments to the prices of securities or other assets, or that fair value pricing will reflect actual market value, and it is possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leverage Risk

The Fund intends to utilize leverage and has entered into the Credit Facilities (as described above in “Leverage”). There can be no assurance that the Fund’s use of leverage will be successful during any period in which it is employed. Leverage is a speculative technique that exposes the Fund to greater risk and higher costs than if it were not implemented. The Fund is permitted to obtain leverage using any form or combination of financial leverage instruments, including through funds borrowed from banks or other financial institutions, margin facilities, and the issuance of preferred shares or notes. The Fund’s total leverage, either through borrowings, preferred stock issuance, or similar transactions, may not exceed 33 1/3% of the Fund’s Managed Assets.

The use of leverage through borrowing of money or the issuance of preferred shares to purchase additional securities creates an opportunity for increased common share net investment income dividends, but also creates risks for the holders of Common Shares, including increased variability of the Fund’s net income, distributions and/or NAV in relation to market changes. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage. As a result, leverage may cause greater changes in the Fund’s NAV, which could have a material adverse impact on the Fund’s business, financial condition and results of operations. The Fund will also have to pay interest and dividends on its borrowings, which may reduce the Fund’s current income. This interest expense may be greater than the Fund’s current income on the underlying investment. The Fund’s leveraging strategy may not be successful. The use of leverage to purchase additional investments creates an opportunity for increased Common Share dividends, but also creates special risks and considerations for the Common Shareholders, including:

•	The likelihood of greater volatility of NAV, market price and dividend rate of the Common Shares than a comparable portfolio without leverage;

•

The risk that fluctuations in interest rates on borrowings and short-term debt or in the interest or dividend rates on any leverage that the Fund must pay will reduce the return to the Common Shareholders;

•

The effect of leverage in a declining market, which is likely to cause a greater decline in the NAV of the Common Shares than if the Fund were not leveraged, may result in a greater decline in the market price of the Common Shares;

•

When the Fund uses financial leverage, the investment advisory and subadvisory fees payable to the Adviser and FEAC, respectively, will be higher than if the Fund did not use leverage, including periods when the Fund is losing money, and because the fees paid will be calculated based on the Fund’s Managed Assets there may be a financial incentive to the Adviser and the Subadviser to increase the Fund’s use of leverage, which creates an inherent conflict of interests;

•	Leverage increases operating costs, which will be borne entirely by the Common Shareholders and may reduce total return; and

•

Certain types of borrowings and issuances of preferred stock by the Fund may result in the Fund being subject to covenants relating to asset coverage and Fund composition requirements. Among other things, these covenants can mean that termination of the Management Agreement or the Subadvisory Agreement, or the loss of certain key personnel, may adversely impact the terms of the Fund’s or its subsidiaries’ financing facilities or any financing facility into which the Fund or its subsidiaries may enter in the future, which could have a material adverse effect on the Fund’s business and financial condition. Covenants can also limit the ability to distribute assets or income from the Fund’s subsidiary back to the Fund. The borrowings which the Fund may incur may be, and the Credit Facilities are, secured by the Collateral.

See “Leverage” and “Use of Leverage” for more information.

ESG Investing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

ESG Investing Risk

The Subadviser generally considers ESG factors in its investment process alongside its existing fundamental research process. The Subadviser’s incorporation of ESG investment insights may affect the Fund’s exposure to certain companies or industries. The Fund’s results may be lower than other funds that do not consider ESG characteristics. Investors may differ in their views of what constitutes positive or negative ESG factors.

Focused Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Focused Investment Risk

To the extent that the Fund focuses its investments in a particular industry, the NAV of the Common Shares will be more susceptible to events or factors affecting companies in that industry. These may include, but are not limited to, governmental regulation, inflation, rising interest rates, cost increases in raw materials, fuel and other operating expenses, technological innovations that may render existing products and equipment obsolete, competition from new entrants, high research and development costs, increased costs associated with compliance with environmental or other regulation and other economic, market, political or other developments specific to that industry. Also, the Fund may invest a substantial portion of its assets in companies in related sectors that may share common characteristics, are often subject to similar business risks and regulatory burdens and whose securities may react similarly to the types of events and factors described above, which will subject the Fund to greater risk. The Fund also will be subject to focused investment risk to the extent that it invests a substantial portion of its assets in a particular country or geographic region.

Confidential Information Access Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Confidential Information Access Risk

Principals of the Adviser, the Subadviser and their affiliates and certain of the Adviser’s and/or Subadviser’s investment professionals may have or establish relationships with companies in which the Fund invests, including serving as a director of, or in a similar capacity with, such companies. In connection with the foregoing activities, principals of the Adviser, the Subadviser and their affiliates and certain of the Adviser’s and/or Subadviser’s investment professionals may from time to time come into possession of confidential or material non-public information or be restricted from effecting transactions relating to certain issuers that would limit the ability of the Adviser and/or Subadviser to effect a transaction for the Fund (including the Fund’s ability to buy, sell or hold certain investments) and the Fund’s investments may be constrained as a consequence of the Adviser and/or Subadviser’s inability to use such information for advisory purposes or otherwise to effect transactions that otherwise may have been initiated on behalf of its clients, including the Fund.

Risk of Regulatory Changes [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risk of Regulatory Changes

Legal, tax and regulatory changes could occur and may adversely affect the Fund and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. New (or revised) laws or regulations may be imposed by the CFTC, the SEC, the IRS, the U.S. Federal Reserve or other banking regulators, other governmental regulatory authorities or self-regulatory organizations that supervise the financial markets that could adversely affect the Fund. In particular, these agencies are implementing a variety of new rules pursuant to financial reform legislation in the United States. The EU Member States (and some other countries) are implementing similar requirements. The Fund also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by these governmental regulatory authorities or self-regulatory organizations.

In addition, the securities and futures markets are subject to comprehensive statutes, regulations and margin requirements. The CFTC, the SEC, the Federal Deposit Insurance Corporation, other regulators and self-regulatory organizations and exchanges are authorized under these statutes, regulations and otherwise to take extraordinary actions in the event of market emergencies. The Fund and the Adviser historically been eligible for exemptions from certain regulations. However, there is no assurance that the Fund and the Adviser will continue to be eligible for such exemptions. The CFTC and certain futures exchanges have established limits, referred to as “position limits,” on the maximum net long or net short positions which any person may hold or control in particular options and futures contracts.

Current rules related to credit risk retention requirements for asset backed securities may increase the cost to originators, securitizers and, in certain cases, asset managers of securitization vehicles in which the Fund may invest. The impact of the risk retention rules on the securitization markets is uncertain. These requirements may increase the costs to originators, securitizers, and, in certain cases, collateral managers of securitization vehicles in which the Fund may invest, which costs could be passed along to such Fund as an investor in such vehicles.

SOFR Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

SOFR Risk

SOFR has a limited history, and the future performance of SOFR cannot be predicted based on historical performance; SOFR may also be modified or discontinued. LIBOR has been discontinued and is no longer considered a representative rate. The market in the U.S. has transitioned to SOFR-based rates as modified, in some cases, by an applicable spread adjustment. The Fund's Credit Facilities utilize a SOFR-based reference rate. There is no assurance that SOFR-based rates, as modified by an applicable spread adjustment, will be the economic equivalent of U.S. dollar LIBOR. SOFR-based rates will differ from U.S. dollar LIBOR, and the differences may be material. As a result of the LIBOR discontinuation, interest rates on financial instruments tied to LIBOR rates, as well as the revenue and expenses associated with those financial instruments, may be adversely affected. SOFR-based rates or other alternative reference rates may be an ineffective substitute for LIBOR, resulting in prolonged adverse market conditions for the Fund. The publication of SOFR began in April 2018, and, therefore, it has a very limited history. In addition, the future performance of SOFR cannot be predicted based on its limited historical performance. Future levels of SOFR may bear little or no relation to the historical actual or historical indicative data. Prior observed patterns, if any, in the behavior of market variables and their relation to SOFR, such as correlations, may change in the future. Because only limited historical data has been released by the Federal Reserve Bank of New York, as administrator of SOFR, such analysis inherently involves assumptions, estimates and approximations. The future performance of SOFR is impossible to predict and therefore no future performance of SOFR may be inferred from any of the historical actual or historical indicative data. Hypothetical or historical performance data are not indicative of, and have no bearing on, the potential performance of SOFR or any SOFR-linked investments. SOFR is a relatively new rate, and the Federal Reserve Bank of New York (or a successor) may make methodological or other changes that could change the value of SOFR, including changes related to the methods by which SOFR is calculated, eligibility criteria applicable to the transactions used to calculate SOFR, or the averages or periods used to report SOFR. If the manner in which SOFR is calculated is changed, that change may result in a reduction of the amount of interest payable on SOFR-linked investments, such as loans and notes, which may adversely affect the trading prices and marketability of such investments. The administrator of SOFR may withdraw, modify, amend, suspend or discontinue the calculation or dissemination of SOFR in its sole discretion and without notice and has no obligation to consider the interests of holders.

Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Tax Risk

The Fund has elected and intends to qualify as a RIC under Subchapter M of the Code. To qualify for the favorable U.S. federal income tax treatment generally accorded to RICs, the Fund must, among other things: (i) derive in each taxable year at least 90% of its gross income from certain kinds of investment income; (ii) meet certain asset diversification requirements at the end of each quarter; and (iii) distribute in each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code, but determined without regard to the deduction for dividends paid) and its net tax-exempt income. If the Fund failed to meet any of these requirements, subject to the opportunity to cure such failures under applicable provisions of the Code, the Fund would be subject to U.S. federal income tax at regular corporate rates on its taxable income (including its net capital gain), even if such income were distributed to its Common Shareholders. In addition, all distributions by the Fund out of earnings and profits (including distributions of net capital gain), would be taxed to Common Shareholders as ordinary dividend income. Such distributions generally would be eligible (i) to be treated as “qualified dividend income” in the case of individual and other non-corporate Common Shareholders and (ii) for the dividends received deduction in the case of corporate Common Shareholders. In addition, the Fund could be required to recognize unrealized gains, pay taxes and make distributions (which could be subject to interest charges), before requalifying as a RIC. See “Tax Matters.”

The tax treatment and characterization of the Fund’s distributions may vary significantly from time to time due to the nature of the Fund’s investments. In addition, the Fund’s distribution policy may, under certain circumstances, have certain adverse consequences to the Fund and Common Shareholders. As stated above, in order to maintain a more stable level of distributions than would result from paying out solely amounts based on current net investment income, the Fund may pay out more or less than all of its net investment income earned in a particular period to the extent consistent with maintaining its ability to qualify as a RIC. The Fund may be subject to tax on any undistributed investment company taxable income and net capital gains during a taxable year, with special rules applicable to undistributed net capital gains. In addition, the Fund’s distribution policy may cause the Fund to make total distributions during a taxable year in an amount that exceeds the Fund’s earnings and profits for U.S. federal income tax purposes. A distribution of an amount in excess of the Fund’s current and accumulated earnings and profits will be treated by a Common Shareholder as a return of capital, which will be applied against and reduce the Common Shareholder’s tax basis in his or her Common Shares. To the extent that the amount of any such distribution exceeds the Common Shareholder’s basis in his or her Common Shares, the excess will be treated by the Common Shareholder as gain from a sale of the Common Shares. Fund distributions in excess of the Fund’s minimum distribution requirements but not in excess of the Fund’s current and accumulated earnings and profits will not be treated as returns of capital but will be treated as dividends. See “Tax Matters.”

Phantom Income Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Phantom Income Risk

The Fund may have phantom income from its acquisition and holding of subordinated debt instruments. The tax accounting rules with respect to the timing and character of income and losses from the Fund’s acquisition and holding of subordinated debt instruments may result in adverse tax consequences. The Fund will be required to include in income accrued interest, OID and, potentially, market discount (each of which will be ordinary income), with respect to subordinated debt instruments the Fund holds, in accordance with the accrual method of accounting. Income will be required to be accrued and reported, without giving effect to delays or reductions in distributions attributable to defaults or delinquencies on the underlying loans, except to the extent it can be established that such losses are uncollectible. Accordingly, the Fund may incur a diminution in actual or projected cash flow in a given year as a result of an actual or anticipated default or delinquency, but may not be able to take a deduction for the corresponding loss until a subsequent tax year. While the Fund generally may cease to accrue interest income if it reasonably appears that the interest will be uncollectible, the IRS may take the position that OID must continue to be accrued in spite of its uncollectibility until the Fund’s investments in subordinated debt instruments are disposed of in a taxable transaction or become worthless.

Due to each of these potential differences between income recognition or expense deduction and related cash receipts or disbursements, there is a significant risk that the Fund may have substantial taxable income in excess of cash available for distribution. In that event, the Fund may need to borrow funds or take other actions to satisfy the RIC distribution requirements for the taxable year in which this “phantom income” is recognized.

Potential Conflicts of Interest Risk—Allocation of Investment Opportunities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Potential Conflicts of Interest Risk—Allocation of Investment Opportunities

The Adviser, the Subadviser and their affiliates may sponsor or manage investment funds, accounts or other investment vehicles with similar or overlapping investment strategies. For example, each of the Adviser and/or the Subadviser may serve as investment adviser to one or more private funds, registered closed-end funds and/or CLOs. In addition, the Fund’s officers may serve in similar capacities for one or more private funds, registered closed-end funds and/or CLOs. To the extent the Adviser, Subadviser and/or their affiliates determine that an investment is appropriate for the Fund and for one or more other funds, the Adviser, the Subadviser and/or their affiliates, as applicable, allocate investment opportunities across the entities for which such opportunities are appropriate, consistent with (a) certain restrictions under the 1940 Act and rules thereunder regarding co-investments with affiliates, (b) the requirements of the Advisers Act and (c) the Adviser and/or Subadviser’s internal conflict of interest and allocation policies. The Fund and the Adviser rely on exemptive relief from the SEC that permits the Fund to, among other things, co-invest with certain other persons, including certain affiliates of the Adviser and certain public or private funds managed by the Adviser and its affiliates, subject to certain terms and conditions.

The Adviser has established policies to ensure that the Fund will generally share equitably with other funds managed by the Adviser or Subadviser or their affiliates in investment opportunities that are suitable for the Fund and such other investment funds.

The Subadviser has established allocation policies to ensure that the Fund will generally share equitably with other credit investment funds managed by the Subadviser or its affiliates within the alternative credit platform in credit investment opportunities that are suitable for the Fund and such other investment funds.

The 1940 Act imposes significant limits on co-investment with affiliates of the Fund, and without an exemptive order the Fund generally would not be permitted to co-invest alongside its affiliates in privately negotiated transactions unless the transaction is otherwise permitted under existing regulatory guidance, such as transactions where price is the only negotiated term, and will not participate in transactions where other terms are negotiable. In situations where co-investment with other entities sponsored or managed by the Adviser, the Subadviser or their affiliates is not permitted or appropriate, such as when there is an opportunity to invest in different securities of the same issuer, the Subadviser will need to decide whether the Fund or such other entity or entities will proceed with the investment. The Subadviser will make these determinations based on its policies and procedures, which will generally require that such opportunities be offered to eligible accounts on a basis that is fair and equitable over time. This reduces the amount of transactions in which the Fund can participate and makes it more difficult for the Fund to implement its investment objective.

Conflicts of Interest Relating to Affiliates [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Conflicts of Interest Relating to Affiliates

The Advisers’ affiliation with Blackstone/Corsair and Napier requires the Advisers to manage conflicts of interest associated with dealings the Fund may have with those businesses or funds, clients or the companies in which the Fund invests. For example, should the Advisers wish to cause the Fund to execute portfolio transactions through broker dealers associated with Blackstone/Corsair, the commercial reasonableness of the brokerage compensation associated with those trades would have to be assessed. Other dealings may be more completely restricted. For example, the Fund may not be able to buy or sell property directly to or from Napier, Blackstone/Corsair or their associated accounts. There also may be limits on participation in underwritings or other securities offerings by Napier, Blackstone/Corsair or their associated funds, accounts or portfolio companies. The breadth of these affiliations at times may require the Fund to abstain from or restructure an otherwise attractive investment opportunity.

Investments in portfolio companies associated with Blackstone/Corsair may be restricted by the 1940 Act. To the extent such investments are permitted and the Fund invests in such a portfolio company (a portfolio company generally referring to a company owned by private equity funds managed by Blackstone/Corsair), conflicts of interest may arise from the presence of Blackstone/Corsair representatives on the company board or the payment of compensation by the company to Blackstone/Corsair or an affiliate. Moreover, the Advisers could have an incentive to allocate the Fund’s assets to such a portfolio company since affiliates of the Advisers have a direct or indirect financial interest in its success. There also may be instances where Blackstone/Corsair could be involved in bankruptcy proceedings of current investments or of issuers in which the Fund would otherwise invest, with potentially divergent interests as between the Fund and Blackstone/Corsair. The Fund may be forced to sell or hold existing investments (possibly at disadvantageous times or under disadvantageous conditions) as a result of various relationships that Blackstone/Corsair may have or transactions or investments Blackstone/Corsair and their affiliates may make or have made. The inability to transact in any security, derivative or loan held by the Fund could result in significant losses or lost opportunity costs to the Fund.

Distribution Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Distribution Risk

The Fund intends to make monthly distributions. In order to maintain a more stable level of distributions than would result from paying out solely amounts based on current net investment income, the Fund may pay out more or less than all of its net investment income earned in a particular period to the extent consistent with maintaining its ability to qualify as a RIC. While the Fund generally intends to maintain a stable level of distributions, the distributions might not be made in equal amounts and one month’s distribution may be larger than another. Additionally, the Fund will make a distribution only if authorized by the Board and declared by the Fund out of assets legally available for these distributions. Undistributed income will be reflected in the Fund’s net asset value and, correspondingly, distributions of the Fund’s income will reduce the Fund’s net asset value. This distribution policy may, under certain circumstances, have certain adverse consequences to the Fund and Common Shareholders. The Fund may be subject to tax on any undistributed investment company taxable income and net capital gains during a taxable year, with special rules applicable to undistributed net capital gains. In addition, the Fund’s distribution policy may cause the Fund to make total distributions during a taxable year in an amount that exceeds the Fund’s earnings and profits for U.S. federal income tax purposes. A distribution of an amount in excess of the Fund’s current and accumulated earnings and profits will be treated by a Common Shareholder as a return of capital, which will be applied against and reduce the Common Shareholder’s tax basis in his or her Common Shares. To the extent that the amount of any such distribution exceeds the Common Shareholder’s basis in his or her Common Shares, the excess will be treated by the Common Shareholder as gain from a sale of the Common Shares. Fund distributions in excess of the Fund’s minimum distribution requirements but not in excess of the Fund’s current and accumulated earnings and profits will not be treated as returns of capital but will be treated as dividends. Return of capital distributions are returns of investors’ own investments and should not be considered the dividend yield or total return of an investment in the Fund. Shareholders who receive the payment of a distribution consisting of a return of capital may be under the impression that they are receiving net profits when they are not. While the Fund generally expects distributions to consist of net profits, shareholders should not assume that this will be the case in all instances.

The Fund’s distributions over time may be affected by numerous factors, including but not limited to changes in its current distribution policy and the estimates and inputs that inform that policy, changes in realized and projected market returns, fluctuations in market interest rates, Fund performance, expense support from the Adviser (as described in the next paragraph), and other factors. The Fund cannot assure you that it will achieve investment results that will allow the Fund to make a specified level of cash distributions or periodically increase its distribution rate. The Fund’s distribution policy may be changed at any time by the Board.

Subject to the possibility of return of capital distributions and other adjustments or relevant factors (including the expense support currently being paid by the Adviser), the monthly distributions that Common Shareholders are expected to receive from the Fund will be derived from the Fund’s dividends and interest income after payment of Fund expenses. The Fund’s distributions may result from fee and expense waivers and/or reimbursements from the Adviser, which are subject to potential repayment by the Fund. Common

Shareholders should understand that any such distributions are not based solely on the Fund’s investment performance, and can only be sustained if the Fund achieves positive investment performance in future periods and/or the Adviser continues to make expense reimbursements. Common Shareholders also should understand that the Fund’s future repayments of these amounts to the Adviser, which would be owed if the Fund’s regular expenses fall below levels specified in the Fund’s expense limitation agreement with the Adviser, will reduce the distributions that a Common Shareholder would otherwise receive.

Zero-Coupon Bond Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Zero-Coupon Bond Risk

Among the debt securities in which the Fund may invest are zero coupon securities. Zero coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at a discount from their face amount or par value, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The market prices of zero coupon securities generally are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than do other types of debt securities having similar maturities and credit quality. Original issue discount earned on zero coupon securities must be included in the Fund’s income. Thus, to continue to qualify for tax treatment as a RIC and to avoid a certain excise tax on undistributed income, the Fund may be required to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. These distributions must be made from the Fund’s cash assets or, if necessary, from the proceeds of sales of portfolio securities. The Fund will not be able to purchase additional income-producing securities with cash used to make such distributions, and its current income ultimately could be reduced as a result.

Cyber Security Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Cyber Security Risk

The occurrence of a disaster such as a cyber-attack, a natural catastrophe, an industrial accident, a terrorist attack or war, events unanticipated in the disaster recovery systems of the Fund, Adviser and Subadviser, or a support failure from external providers, could have an adverse effect on the Fund’s ability to conduct business and on its results of operations and financial condition, particularly if those events affect the Fund, the Adviser and/or the Subadviser’s computer-based data processing, transmission, storage, and retrieval systems or destroy data. If the Adviser and/or the Subadviser were unavailable in the event of a disaster, the Fund’s ability to effectively conduct its business could be severely compromised.

The Fund, Adviser and Subadviser depend heavily upon computer systems to perform necessary business functions. Despite implementation of a variety of security measures, the computer systems of the Fund, Adviser and/or Subadviser could be subject to cyber-attacks and unauthorized access, such as physical and electronic break-ins, “phishing” attempts or unauthorized tampering. Like other companies, the Fund, Adviser and Subadviser may experience threats to their data and systems, including malware and computer virus attacks, impersonation of authorized users, unauthorized access, system failures and disruptions. The Fund does not control the cyber security plans and systems put in place by third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund, the Adviser, the Subadviser, Common Shareholders and/or a company in which the Fund invests, each of which would be negatively impacted. If one or more of these events occurs, it could potentially jeopardize the confidential, proprietary and other information processed and stored in, and transmitted through, the computer systems and networks of the Fund, Adviser or Subadviser, or otherwise cause interruptions or malfunctions in the Fund’s operations, which could result in damage to the Fund’s reputation, financial losses, litigation, increased costs, regulatory penalties and/or customer dissatisfaction or loss.

Non-Diversification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Diversification Risk

The Fund is classified as “non-diversified” under the 1940 Act. As a result, it can invest a greater portion of its assets in obligations of a single issuer than a “diversified” fund. The Fund may therefore be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political or regulatory occurrence. The Fund has elected and intends to qualify as a RIC under Subchapter M of the Code, and thus intends to satisfy the diversification requirements of Subchapter M (which are less stringent than the diversification requirements of the 1940 Act), including its diversification requirements that apply to the percentage of the Fund’s total assets that are represented by cash and cash items (including receivables), U.S. government securities, the securities of other RICs and certain other securities.

Financial Market Illiquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Financial Market Illiquidity Risk

The failure of major financial institutions, namely banks, or sustained financial market illiquidity, could adversely affect the businesses and results of operations of the Fund and/or the companies in which the Fund invests. The failure of certain financial institutions, namely banks, may increase the possibility of financial market illiquidity, including, but not limited to, illiquidity at additional banks, clearing firms, cash management and/or custodial financial institutions. The failure of any financial institution with which the Fund and/or the companies in which the Fund invests have a commercial relationship could adversely affect, among other things, the ability of the Fund and/or such companies to pursue key strategic initiatives, borrow on favorable terms, pay obligations in a timely manner, consummate transactions, and operate as usual, which could have adverse effects on the Fund and its investments. Because the Fund’s direct origination platform generally focuses on mature companies backed by well-funded large sponsors (e.g., private equity firms), if the sponsor of a company in which the Fund invests has a commercial relationship with a financial institution that has failed or is otherwise distressed, such company may experience issues receiving financial support from a sponsor to support its operations or consummate transactions, to the detriment of their business, financial condition and/or results of operations. In addition, such financial institution failure(s) or distress could affect, in certain circumstances, the ability of both affiliated and unaffiliated co-lenders, including syndicate financial institutions or other fund vehicles, to undertake and/or execute co-investment transactions with the Fund, which in turn may result in fewer co-investment opportunities. The ability of the Fund and the companies in which the Fund invests to diversify commercial relationships among multiple financial institutions may be limited by certain contractual arrangements, including liens placed on the respective assets in connection with financing and/or other restrictions on the institutions with which the assets must be held.

Extended Settlement Time Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Extended Settlement Time Risk

The Fund’s investments in loans could be subject to extended settlement times, which would increase the Fund’s risk of loss. Transactions involving loans may have significantly longer settlement periods (e.g., longer than seven (7) days) than certain other liquid investments. The sale proceeds related to the sale of the Fund’s loans may not be available to make additional investments within the desired timeframe or to meet the Fund’s liquidity needs in connection with the Fund’s share repurchase program until potentially a substantial period after the sale of the loans.

Equitable Subordination Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Equitable Subordination Risk

The Fund’s loans could be subject to equitable subordination by a court, which would increase the Fund’s risk of loss with respect to such loans. Courts may apply the doctrine of equitable subordination to subordinate the claim or lien of a lender against a borrower to claims or liens of other creditors of the borrower, when the lender or its affiliates is found to have engaged in unfair, inequitable, or fraudulent conduct. The courts have also applied the doctrine of equitable subordination when a lender or its affiliates is found to have exerted inappropriate control over the borrower, including control resulting from the ownership of equity interests in the borrower.

Payments on one or more of the Fund’s loans may be subject to claims of equitable subordination. If the Fund was deemed to have the ability to control or otherwise exercises influence over the business and affairs of a borrower resulting in economic hardship to other creditors of such company, this control or influence may constitute grounds for equitable subordination and a court may treat one or more of the Fund’s loans as if they were unsecured or common equity in such borrower. In that case, if the borrower were to liquidate, the Fund would be entitled to repayment of the Fund’s loans on a pro-rata basis with other unsecured debt or on an equal basis with other holders of the borrower’s common equity only after all of its obligations relating to its debt and preferred securities had been satisfied.

Investment Opportunities Sourcing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment Opportunities Sourcing Risk

The Fund may have difficulty sourcing investment opportunities. The Fund cannot guarantee that it will be able to identify an adequate number of suitable investment opportunities to deploy all investments successfully. Privately-negotiated investments in loans and illiquid securities of middle market companies require substantial due diligence and structuring, and there is no assurance that the Fund will achieve its anticipated investment pace. As a result, investors will be unable to evaluate any future investments prior to purchasing the Fund’s shares, and will have no input in subsequent investment decisions made by the Advisers. These factors increase the uncertainty, and thus the risk, of investing in the Fund’s shares.

Deployment of Capital Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Deployment of Capital Risk

The Fund faces risks associated with the deployment of capital. In light of the Fund’s continuous offering and the need to rapidly deploy significant capital to capitalize on potential investment opportunities, if the Fund has difficulty identifying investments on attractive terms, there could be a delay between receiving net proceeds from the sale of Fund shares and investing such net proceeds. The Fund’s proportion of privately negotiated investments may be lower than expected. The Fund may from time to time hold cash pending deployment into investments or operate below its targeted leverage level, which cash or leverage shortfall may be significant, particularly at times when the Fund is receiving high amounts of offering proceeds or when there are few attractive investment opportunities. Such cash may be held in an account for the benefit of the Fund’s shareholders that may be invested in money market accounts or other similar temporary investments, each of which are subject to management fees.

In the event the Fund is unable to find suitable investments, such cash may be maintained for longer periods which would be dilutive to overall investment returns. This could cause a substantial delay for investors’ investment to realize full potential return and could adversely affect the Fund’s ability to distribute cash flow from operations. It is not anticipated that such temporary investment of cash pending deployment into investments will generate significant interest, and investors should be aware that such low interest payments on temporarily invested cash may adversely affect overall returns. In the event the Fund fails to timely invest the net proceeds of sales of shares or does not deploy sufficient capital to achieve its targeted leverage, the Fund’s results of operations and financial condition may be adversely affected.

Regulatory Filing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Regulatory Filing Risk

Certain investors may be subject to the filing requirements of certain federal securities laws. Ownership information for any person who beneficially owns 5% or more of the Fund’s Common Shares will have to be disclosed in a filing with the SEC. Beneficial ownership for these purposes is determined in accordance with the rules of the SEC and includes having voting or investment power over the securities. In some circumstances, the Fund’s shareholders who choose to reinvest their dividends may see their percentage stake in the Fund increased to more than 5%, thus triggering this filing requirement. Each shareholder is responsible for determining their filing obligations and preparing the filings. In addition, the shareholders who hold more than 10% of a class of the Common Shares may be subject to certain federal securities laws which recapture for the benefit of the Fund profits from the purchase and sale of registered stock (and securities convertible or exchangeable into such registered stock) within a six-month period.

Distressed Debt, Litigation, Bankruptcy and Other Proceedings Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Distressed Debt, Litigation, Bankruptcy and Other Proceedings Risk

The Fund may invest in debt securities and other obligations of companies that are experiencing significant financial or business distress, including companies involved in bankruptcy or other reorganization and liquidation proceedings. Although such investments may result in significant returns for the Fund, they involve a substantial degree of risk. The level of analytical sophistication, both financial and legal, necessary for successful investment in distressed assets is unusually high. There is no assurance that the Subadviser will correctly evaluate the value of the assets collateralizing the Fund’s investments or the prospects for a successful reorganization or similar action in respect of any company. Troubled company investments and other distressed asset-based investments require active monitoring.

Companies involved in significant restructuring tend to involve increased litigation risk, including for investors in these companies. This risk may be greater in the event the Fund takes a large position or is otherwise prominently involved. The expense of defending against (or asserting) claims and paying any amounts pursuant to settlements or judgments would be borne by the Fund (directly if it were directly involved or indirectly in the case of claims by or against an underlying company or settlements or judgments paid by an underlying company).

Investments in distressed securities involve a material risk that the issuer will default on the obligations or enter bankruptcy. In an event of default or bankruptcy, the obligations may be repaid only after lengthy workout proceedings, may result in only partial payment of the obligations, and, in some cases, there is a risk of loss by the Fund of its entire investment in such securities. The Fund may not be able to pay distributions or may have to reduce distribution levels if the income and/or dividends the Fund receives from its investments decline.

A bankruptcy filing by an issuer may adversely and permanently affect the market position and operations of the issuer. Many factors of the bankruptcy process, including court decisions, the size and priority of other claims, and the duration and costs of the bankruptcy process, are beyond the control of the Fund and can adversely affect the Fund’s return on investment. For example, a court could invalidate or subordinate a debt obligation of, or reclaim amounts paid by a debtor to, the Fund. To the extent that any such payments are recaptured from the Fund the resulting loss will be borne by the Fund and its investors. The Subadviser, on behalf of the Fund, may also participate on committees formed by creditors to negotiate with debtors with respect to restructuring issues. There can be no assurance that the Subadviser’s participation would yield favorable results for the Fund, and such participation may subject the Fund to additional duties, liabilities and trading restrictions in a particular investment. The Fund may not be able to pay distributions or may have to reduce distribution levels if the income and/or dividends the Fund receives from its investments declines.

Certain fixed-income instruments invested in by the Fund could be subject to U.S. federal, state or non-U.S. bankruptcy laws or fraudulent transfer or conveyance laws, if such securities were issued with the intent of hindering, delaying or defrauding creditors or, in certain circumstances, if the issuer receives less than reasonably equivalent value or fair consideration in return for issuing such securities. If a court were to find that the issuance of the securities was a fraudulent transfer or conveyance, the court could void the payment obligations under the securities, further subordinate the securities to other existing and future indebtedness of the issuer or require the Fund to repay any amounts received by it with respect to the securities. In the event of a finding that a fraudulent transfer or conveyance occurred, the Fund may not receive any payment on the securities. If the Fund or the Subadviser is found to have interfered with the affairs of a company in which the Fund holds a debt investment, to the detriment of other creditors or Common Shareholders of such company, the Fund may be held liable for damages to injured parties or a bankruptcy court. While the Fund will attempt to avoid taking the types of action that would lead to such liability, there can be no assurance that such claims will not be asserted or that the Fund will be able to successfully defend against them. Moreover, such debt may be disallowed or subordinated to the claims of other creditors or treated as equity. Where the Fund or the Subadviser has representatives on the board of a company in which the Fund holds debt investments, such involvement may also prevent the Fund from freely disposing of its debt investments and may subject the Fund to additional liability or result in re-characterization of its debt investments as equity.

Foreign Loan Originations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign Loan Originations Risk

A portion of the Fund’s investments may be in securities of foreign companies. Investing in foreign companies may expose the Fund to additional risks not typically associated with investing in U.S. companies. These risks include changes in exchange control regulations, political and social instability, expropriation, imposition of foreign taxes, less liquid markets and less available information than is generally the case in the United States, higher transaction costs, less government supervision of exchanges, brokers and issuers, less developed bankruptcy laws, difficulty in enforcing contractual obligations, lack of uniform accounting and auditing standards and greater price volatility. These risks many be more pronounced for companies located or operating primarily in emerging markets, whose economies, markets and legal systems may be less developed.

Reinvestment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reinvestment Risk

Income from the Fund’s portfolio will decline if and when the Fund invests the proceeds from matured, traded or called debt obligations at market interest rates that are below the portfolio’s current earnings rate. For instance, during periods of declining interest rates, an issuer of debt obligations may exercise an option to redeem securities prior to maturity, forcing the Fund to invest in lower-yielding securities. The Fund also may choose to sell higher yielding portfolio securities and to purchase lower yielding securities to achieve greater portfolio diversification, because the portfolio managers believe the current holdings are overvalued or for other investment-related reasons. A decline in income received by the Fund from its investments is likely to have a negative effect on dividend levels, NAV and/or overall return of the Common Shares.

Convertible Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Convertible Securities Risk

Convertible securities have characteristics of both equity and debt securities and, as a result, are exposed to certain additional risks that are typically associated with debt. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, the convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price is greater than the convertible security’s “conversion price.” The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. However, convertible securities fall below debt obligations of the same issuer in order of preference or priority in the event of a liquidation and are typically unrated or rated lower than such debt obligations.

Inflation/Deflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inflation/Deflation Risk

Inflation risk is the risk that the value of assets or income from investment will be worth less in the future, as inflation decreases the value of money. As inflation increases, the real value of the Common Shares and distributions on those shares can decline. In addition, during any periods of rising inflation, interest rates on any borrowings by the Fund may increase, which would tend to further reduce returns to the holders of Common Shares. Deflation risk is the risk that prices throughout the economy decline over time, which may have an adverse effect on the market valuation of companies, their assets and revenues. In addition, deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio.

Payment-In-Kind Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Payment-In-Kind Securities

The Fund may invest in payment-in-kind (“PIK”) securities. PIK securities pay all or a portion of their interest in the form of additional debt or equity securities. Because such securities do not pay current cash income, the price of these securities can be volatile when interest rates fluctuate. While these securities do not pay current cash income, federal income tax law requires the holders of PIK securities to include in income each year the portion of the original issue discount (or deemed discount) and other non-cash income on such securities accrued during that year. In order to continue to qualify for treatment as a RIC under the Code, and avoid a certain excise tax, the Fund may be required to distribute a portion of such discount and non-cash income and may be required to dispose of other portfolio securities, which may occur in periods of adverse market prices, in order to generate cash to meet these distribution requirements.

Portfolio Turnover Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Portfolio Turnover Risk

The Fund may engage in short-term trading strategies, as part of its cash management strategy in connection with inflows and repurchase offers, and securities may be sold without regard to the length of time held when, in the opinion of the Subadviser, investment considerations warrant such action. These policies may have the effect of increasing the annual rate of portfolio turnover of the Fund. Higher rates of portfolio turnover would likely result in higher transaction costs and may generate short-term capital gains taxable as ordinary income, which may have a negative impact on the Fund’s performance over time.

Foreign Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign Currency Risk

Although it is anticipated that most of the Fund’s investments will be denominated in U.S. dollars, the Fund’s investments that are denominated in a foreign currency will be subject to the risk that the value of a particular currency may change in relation to the U.S. dollar. Among the factors that may affect currency values are trade balances, the level of short-term interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation and political developments. As a result, a change in currency exchange rates may adversely affect the Fund’s profitability.

Follow-On Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Follow-On Investment Risk

The Fund’s failure to make certain follow-on investments could impair the value of the Fund’s investments. The Fund has the discretion to make any follow-on investments, subject to the availability of capital resources. The Fund’s failure to make certain follow-on investments may result in a missed opportunity for the Fund to increase its participation in a successful operation. Even with sufficient capital for a desired follow-on investment, the Fund may elect not to make such follow-on investment due to concentration risk, other investment opportunities or tax constraints. In addition, the Fund’s ability to make follow-on investments may be limited by the Advisers’ allocation policies. The Fund also may make follow-on investments that exceed its target hold size if co-investing funds lack available capital.

Control Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Control Investment Risk

The Fund’s investments in a company could represent a control investment. The Fund’s ability to divest from such investment could be restricted due to illiquidity or limited trading volume of securities, restrictions on insider trading activities or other factors. Additionally, the Fund may refrain from certain transactions to protect its investment, potentially limiting the Fund’s ability to exit an investment at an ideal time and diminishing returns upon exiting such investment.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Interest Rate Risk

General interest rate fluctuations may have a substantial negative impact on the Fund’s investments and investment opportunities, and, accordingly, may have a material adverse effect on the Fund’s investment objective and rate of return on investment capital. A portion of the Fund’s income will depend upon the difference between the rate at which it borrows funds and the interest rate on the debt securities in which it invests. Because the Fund will borrow money to make investments and may issue debt securities, preferred stock or other securities, the Fund’s net investment income is dependent upon the difference between the rate at which the Fund borrows funds or pays interest or dividends on such debt securities, preferred stock or other securities and the rate at which the Fund invests these funds. Typically, the Fund anticipates that its interest earning investments will accrue and pay interest at both variable and fixed rates, and that its interest-bearing liabilities will accrue interest at variable and fixed rates. The benchmarks used to determine the floating rates earned on the Fund’s interest earning investments are SOFR and CDOR, with maturities that range between one and twelve months and alternate base rate, or ABR, (commonly based on the Prime Rate or the Federal Funds Rate), with no fixed maturity date. As a result, there can be no assurance that a significant change in market interest rates as it relates to investments and/or its underlying leverage will not have a material adverse effect on the Fund’s net investment income. The Fund uses a combination of equity and long-term and short-term borrowings to finance its investment activities.

During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns. During periods of decreasing or prolonged low interest rates, financial markets in which the Fund invests could be negatively affected by, for example, increased volatility, reduced value and liquidity of the Fund’s investments, and perceptions of broader economic decline. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates. A significant increase in market interest rates could harm the Fund’s ability to originate new loans and investments.

The Fund expects that a majority of its investments in debt will continue to be at floating rates with a floor. However, in the event that the Fund makes investments in debt at variable rates, a significant increase in market interest rates could also result in an increase in the Fund’s non-performing assets and a decrease in the value of the Fund’s portfolio because the Fund’s floating-rate loan borrowers may be unable to meet higher payment obligations. In periods of rising interest rates, the Fund’s cost of funds would increase, resulting in a decrease in the Fund’s net investment income. In addition, a decrease in interest rates may reduce net income, because new investments may be made at lower rates despite the increased demand for the Fund’s capital that the decrease in interest rates may produce. The Subadviser may, but is not required to, hedge against the risk of adverse movement in interest rates in the Fund’s short-term and long-term borrowings relative to the Fund’s portfolio of assets. If the Subadviser engages in hedging activities on behalf of the Fund, it may limit the Fund’s ability to participate in the benefits of lower interest rates with respect to the hedged portfolio. Adverse developments resulting from changes in interest rates or hedging transactions could have a material adverse effect on the Fund’s business, financial condition, and results of operations. Adverse developments resulting from changes in interest rates or hedging transactions could have a material adverse effect on the Fund’s business, financial condition, and results of operations.

Class A Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[5]	2.50%
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[6]	1.50%
Other Transaction Expense 2 [Percent]	[7]	0.00%
Management Fees [Percent]	[8]	1.40%
Interest Expenses on Borrowings [Percent]	[9]	1.26%
Distribution/Servicing Fees [Percent]		0.25%
Acquired Fund Fees and Expenses [Percent]		0.01%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[10]	0.60%
Total Annual Expenses [Percent]		3.52%
Waivers and Reimbursements of Fees [Percent]	[11]	0.00%
Net Expense over Assets [Percent]		3.52%
Expense Example, Year 01	[12]	$ 60
Expense Example, Years 1 to 3	[12]	130
Expense Example, Years 1 to 5	[12]	203
Expense Example, Years 1 to 10	[12]	$ 395
Class A-2 Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[5]	2.50%
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[6]	1.50%
Other Transaction Expense 2 [Percent]	[7]	0.00%
Management Fees [Percent]	[8]	1.40%
Interest Expenses on Borrowings [Percent]	[9]	1.26%
Distribution/Servicing Fees [Percent]		0.75%
Acquired Fund Fees and Expenses [Percent]		0.01%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[10]	0.32%
Total Annual Expenses [Percent]		3.74%
Waivers and Reimbursements of Fees [Percent]	[11]	0.00%
Net Expense over Assets [Percent]		3.74%
Expense Example, Year 01	[12]	$ 62
Expense Example, Years 1 to 3	[12]	136
Expense Example, Years 1 to 5	[12]	213
Expense Example, Years 1 to 10	[12]	$ 413
Class I Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[5]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[6]	0.00%
Other Transaction Expense 2 [Percent]	[7]	0.00%
Management Fees [Percent]	[8]	1.40%
Interest Expenses on Borrowings [Percent]	[9]	1.26%
Distribution/Servicing Fees [Percent]		0.00%
Acquired Fund Fees and Expenses [Percent]		0.01%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[10]	0.60%
Total Annual Expenses [Percent]		3.27%
Waivers and Reimbursements of Fees [Percent]	[11]	0.00%
Net Expense over Assets [Percent]		3.27%
Expense Example, Year 01	[12]	$ 33
Expense Example, Years 1 to 3	[12]	101
Expense Example, Years 1 to 5	[12]	171
Expense Example, Years 1 to 10	[12]	$ 357
Maximum Repurchase Fee [Member]
Other Transaction Expenses [Abstract]
Other Transaction Expense 2 [Percent]		2.00%
Leverage Ratio of 19.56% [Member]
General Description of Registrant [Abstract]
Annual Interest Rate [Percent]		10.67%
Annual Coverage Return Rate [Percent]		1.13%
CommonStockMember
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Common Shares
Security Voting Rights [Text Block]		Each Common Share has one vote and, when issued and paid for in accordance with the terms of this offering, will be fully paid and non-assessable.
Security Preemptive and Other Rights [Text Block]		All Common Shares are equal as to distributions, assets and voting privileges and have no conversion, preemptive or other subscription rights.
PreferredStockMember
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Preferred Shares
Security Voting Rights [Text Block]

The 1940 Act requires that the holders of any Preferred Shares, voting separately as a single class, have the right to elect at least two trustees at all times. The remaining trustees will be elected by Common Shareholders and Preferred Shares, voting together as a single class. In addition, subject to the prior rights, if any, of the holders of any other class of senior securities outstanding, the holders of any Preferred Shares have the right to elect a majority of the trustees of the Fund at any time two years’ dividends on any Preferred Shares are unpaid. The 1940 Act also requires that, in addition to any approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding Preferred Shares, voting separately as a class, would be required to (1) adopt any plan of reorganization that would adversely affect the Preferred Shares and (2) take any action requiring a vote of security holders under Section 13(a) of the 1940 Act, including, among other things, changes in the Fund’s sub-classification as a closed-end investment company or changes in its fundamental investment restrictions. As a result of these voting rights, the Fund’s ability to take any such actions may be impeded to the extent that there are any Preferred Shares outstanding. The Board of Trustees presently intends that, except as otherwise indicated in this prospectus and except as otherwise required by the 1940 Act, holders of Preferred Shares will have equal voting rights with Common Shareholders (one vote per share, unless otherwise required by the 1940 Act) and will vote together with Common Shareholders as a single class.

The affirmative vote of the holders of a majority of any outstanding Preferred Shares, voting as a separate class, would be required to amend, alter or repeal any of the preferences, rights or powers of holders of Preferred Shares so as to affect materially and adversely such preferences, rights or powers, or to increase or decrease the authorized number of Preferred Shares. The class vote of holders of Preferred Shares described above will in each case be in addition to any other vote required to authorize the action in question.

Security Liquidation Rights [Text Block]

In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, the holders of any Preferred Shares will be entitled to receive a preferential liquidating distribution. After payment of the full amount of the liquidating distribution to which they are entitled, the holders of Preferred Shares will not be entitled to any further participation in any distribution of assets by the Fund.

Security Preemptive and Other Rights [Text Block]

The Fund’s Declaration of Trust provides that the Board of Trustees of the Fund may authorize and issue preferred shares (“Preferred Shares”), with rights as determined by the Board of Trustees, without the approval of the Common Shareholders. Common Shareholders have no preemptive right to purchase any Preferred Shares that might be issued.

Preferred Stock Restrictions, Arrearage [Text Block]

While the Fund does not anticipate doing so, it may issue Preferred Shares in an aggregate amount of up to 50% of its Managed Assets. The use of leverage can create risks. The terms of any Preferred Shares, including dividend rate, liquidation preference and redemption provisions, restrictions on the declaration of dividends, maintenance of asset ratios and restrictions while dividends are in arrears will be determined by the Board of Trustees, subject to applicable law and the Declaration of Trust. The Fund also believes that it is likely that the liquidation preference, voting rights and redemption provisions of any Preferred Shares will be similar to those stated below.

[1]	Financial statements are shown on a consolidated basis and include the balances of the First Eagle Credit Opportunities Fund SPV, LLC and First Eagle Credit Opportunities Fund BSL SPV I, LLC.
[2]	Financial statements are shown on a consolidated basis and include the balances of the First Eagle Credit Opportunities Fund SPV, LLC.
[3]	No leveraged amount as of December 31, 2020
[4]	The asset coverage ratio is calculated as our consolidated total assets, less all liabilities and indebtedness not represented by senior securities, divided by total senior securities representing indebtedness. The asset coverage ratio is multiplied by $1,000 to determine the “Asset coverage per $1,000 for credit agreement.”
[5]	The Fund continuously offers its Common Shares through the Distributor, as principal underwriter, on a best efforts basis. Class A Shares, Class A-2 Shares and Class I Shares will be sold on a continuous basis at the Fund’s then current NAV per share, plus for Class A Shares and Class A-2 Shares only, a maximum front-end sales commission of 2.50%. While neither the Fund nor the Distributor impose a front-end sales commission on Class I Shares, if you buy Class I Shares through certain financial firms, they may directly charge you transaction or other fees in such amount as they may determine. Please consult your financial firm for additional information.
[6]	Investors that purchase $250,000 or more of the Fund’s Class A Shares and/or Class A-2 Shares will not pay any initial sales charge on the purchase. However, unless eligible for a waiver, purchases of $250,000 or more of Class A Shares or Class A-2 Shares will be subject to an early withdrawal charge of 1.50% if the shares are repurchased during the first 12 months after their purchase. See “Early Withdrawal Charges—Class A Shares and Class A-2 Shares”.
[7]	The Fund does not currently charge a repurchase fee. However, in the future the Fund may charge a repurchase fee of up to 2.00%.
[8]	The Management Fee paid by the Fund is calculated at the annual rate of 1.25% of the average daily value of the Fund’s Managed Assets which includes assets purchased with borrowed money. The table above assumes that the Fund borrows money for investment purposes at an average amount of 10.59% of its Managed Assets, which is the percentage of the Fund’s average borrowings to average Managed Assets for the fiscal year ended December 31, 2024. The Management Fee in the table is greater than 1.25% since it is computed as a percentage of the Fund’s net assets for presentation therein. “Managed Assets” means the total assets of the Fund (including any assets attributable to borrowings for investment purposes) minus the sum of the Fund’s accrued liabilities (other than liabilities representing borrowings for investment purposes).
[9]	Interest Payments on Borrowed Funds are estimated based on average borrowings and interest rates for the fiscal year ended December 31, 2024. For the fiscal year ended December 31, 2024, average borrowings represented approximately 10.59% of the Fund’s average Managed Assets and the Fund bears expenses relating to such borrowings at an annual effective interest rate of 10.67% (plus applicable fees the Fund incurs in connection with its credit facility).
[10]	Other expenses include, but are not limited to, accounting, legal and auditing fees of the Fund, as well as fees payable to the Trustees who are not interested persons of the Fund (as defined in the 1940 Act) (“Independent Trustees”).
[11]	The Adviser has contractually undertaken to waive and/or reimburse certain fees and expenses of the Fund so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) of the Class A, Class A-2 and Class I shareholders are limited to 2.25%, 2.75% and 2.00%, respectively, of average net assets. This undertaking lasts until April 30, 2026 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed to repay the Adviser for fees and expenses waived or reimbursed for the respective class provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed either: (1) 2.25%, 2.75% and 2.00% of the class’ average net assets, respectively; or (2) if applicable, the then-current expense limitations. Any such repayment must be made within three years after the date in which the Fund incurred the fee and/or expense.
[12]	The example above should not be considered a representation of future expenses and actual expenses may be greater or less than those shown. The example assumes that the estimated Interest Payments on Borrowed Funds and Other Expenses set forth in the Annual Fund Operating Expenses table are accurate, that the Total Annual Fund Operating Expenses (as described above) remain the same for all time periods shown and that all dividends and distributions are reinvested at NAV. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% annual return shown in the example. Class I Shares are offered for investment through certain financial firms that charge their customers transaction or other fees with respect to their customers’ investments in the Fund and such fees are not reflected in the example.